UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04706

Templeton Income Trust
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(954) 527-7500

Date of fiscal year end: 12/31

Date of reporting period: 12/31/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Annual Report and Shareholder Letter
Templeton Income
Trust
December 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund
Templeton Sustainable Emerging Markets Bond Fund
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

Templeton Income Trust

franklintempleton.com
Annual Report
SHAREHOLDER LETTER
Dear Shareholder,
We are pleased to provide the annual report of Templeton
Income Trust for the 12-month reporting period ended
December 31, 2023. Please read on for a detailed look at
prevailing economic and market conditions during the Funds’
reporting period and to learn how those conditions have
affected Fund performance.
As always, we remain committed to providing you with
excellent service and a full spectrum of investment choices.
We also remain committed to supplementing the support you
receive from your financial advisor. One way we accomplish
this is through our website, www.franklintempleton.com .
Here you can gain immediate access to market and
investment information, including:
• Fund prices and performance.
• Market insights and commentaries from our portfolio
managers, and
• A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,
Michael Hasenstab, Ph.D.
Executive Vice President,
Chief Investment Officer of Templeton Global Macro

franklintempleton.com
Annual Report

Contents
Funds’ Overview 3
Templeton Global Bond Fund 4
Templeton Global Total Return Fund 10
Templeton International Bond Fund 16
Templeton Sustainable Emerging Markets Bond Fund 22
Financial Highlights and Schedules of Investments 28
Financial Statements 73
Notes to Financial Statements 79
Report of Independent Registered
Public Accounting Firm 105
Tax Information 106
Board Members and Officers 107
Shareholder Information 112
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
Funds’ Overview
Q. What were the overall market conditions during the
Fund’s reporting period?
A. Inflation rates in most countries peaked, and in many
cases fell sharply from the multi-year (and in some cases,
multi-decade) highs that had been reached during 2022.
Core inflation measures, which usually exclude volatile food and energy prices, were stickier due to services prices, but by year-end most of these had shown sharp deceleration,
too.
In response to inflation developments, the monetary policy
pivot away from tightening became increasingly clear over
the course of the year and it was seemingly confirmed
by the U.S. Federal Reserve (Fed) by signaling a pause
at its December 2023 policy meeting. The year had been
characterized by continued deceleration in the pace of
interest-rate hikes and some pausing amongst developed
market central banks, with certain emerging markets
(particularly those who had been early and/or aggressive
movers during the upcycle) embarking on rate cuts.
In bond markets, the U.S. 10-year yield was unchanged over
the course of the year, but most other sovereign bond yields fell. Japanese bond yields, however, rose, as the Bank of
Japan loosened its yield curve control policy over the course of the year.
Concerns about global growth remained. Growth rates
remained positive, but major economies have been slowing
more recently.
The U.S. dollar (USD) largely moved sideways over the
year, softening somewhat on a year-end-to-year-end
basis. Currency performances were mixed, but in general
European and Latin American currencies appreciated
against the USD, while those in Asia depreciated.
Policy tightening during the course of 2023 exposed some
structural risks associated with prior large fiscal spending and excessive monetary accommodation, manifesting in the
form of banking problems in the U.S. and Europe, and debt
restructurings in some frontier markets. However, these did
not lead to wider market disruptions.
Q. How did we respond to these changing market
conditions?
A. We continued to aim for a high overall portfolio yield by holding higher-yielding local-currency positions in specific emerging markets. We have emphasized select local-
currency sovereign bonds in countries that we view as
having resilient fundamentals. As the year progressed, we
identified the countries we considered most likely to benefit from the trends described above, such as those countries
in Latin America who had previously been aggressive
responders to rising inflation and stayed ahead of the
curve, thus placing themselves in a relatively strong policy position for when the rate cycle turned. In sovereign bonds, we extended duration in select countries where we saw
opportunity from inflation and interest-rate cycles rolling
over, or where we saw improving fundamentals in a range of
factors from fiscal progress to reshoring. In foreign exchange exposure, we considered countries whose currencies were
likely to benefit from changing growth and interest rate
differentials against the U.S. dollar and which also had
solid fundamental support, with overweighted currency
exposures focused on countries that generally have strong
trade dynamics, current account surpluses, better fiscal
management and stronger growth potential, notably in Asia.
Along with extending duration where deemed appropriate,
we also took profit in some positions as cycles turned. Near the end of the year when it became clearer that the Fed had
reached a peak in rates, we identified specific opportunities in the emerging market sovereign credit space.
The foregoing information reflects our analysis and opinions as of December 31, 2023. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.

franklintempleton.com
Annual Report
Templeton Global Bond Fund
Fund Overview
Q. What is the Fund's investment strategy?
A. The Fund seeks current income with capital appreciation
and growth of income. We invest selectively in bonds
around the world based upon our assessment of changing
market, political and economic conditions. While seeking
opportunities, we monitor various factors including changes
in interest rates, currency exchange rates and credit risks.
For purposes of pursuing its investment goals, the Fund
regularly enters into various currency-related transactions
involving derivative instruments, principally currency and
cross currency forwards, but it may also use currency and
currency index futures contracts and currency options.
Performance Overview
For the 12 months under review, the Fund’s Class A shares
posted a +2.43% cumulative total return. In comparison,
global government bonds, as measured by the Fund’s
benchmark, the FTSE World Government Bond Index
(WGBI), which measures the performance of fixed-rate, local
currency, investment-grade sovereign bonds and is stated
in U.S. dollar terms, had a cumulative total return of +5.19%
in U.S. dollar terms for the same period.
1
You can find the
Fund’s long-term performance data in the Performance
Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Q. What were the leading contributors to performance?
A. Interest-rate strategies contributed to absolute
performance in 2023. Duration exposures in Colombia, Brazil
and Indonesia contributed to absolute performance. Among
currencies, positions in the Colombian peso and Brazilian
real contributed to absolute results.
Among currencies, overweighted positions in the Colombian
peso and Brazilian real contributed to relative results. In
interest-rate strategies, overweighted duration exposures in
Colombia, Brazil and Indonesia contributed to
relative performance.
Q. What were the leading detractors from performance?
A. Currency positions detracted from absolute results in
2023. Positions in the Japanese yen and South Korean won
detracted from absolute performance.
Currency positions detracted from relative performance
in 2023. Overweighted positions in the Japanese yen and
South Korean won detracted from relative performance,
as did the Fund’s underweighted exposure to the euro. In
interest-rate strategies, underweighted duration exposures in the euro area and the U.S. detracted from relative results.
Q. Were there any significant changes to the Fund
during the reporting period?
A. The duration of the Fund increased significantly over
the course of the year, although it remained somewhat
underweight the index by year-end.
Over the course of the year, we closed out our positions
in the Chinese yuan and the Canadian dollar. We added
new local currency positions in Australia and Malaysia. We
also added a hard currency position in Panama. We closed
out our prior net negative exposure to the euro, once that
Portfolio Composition
12/31/23
% of Total Net
Assets
Foreign Government and Agency Securities 74.2%
U.S. Government and Agency Securities 10.3%
Options Purchased 0.1%
Short-Term Investments & Other Net Assets
*
15.4%
*
Includes foreign government and agency securities, money market funds and other net assets (including derivatives).
Geographic Composition
12/31/23
% of Total
Net Assets
Asia Pacific 46.9%
Americas 31.2%
Other Europe 2.8%
EMU 2.5%
Middle East & Africa 1.2%
Short-Term Investments & Other Net Assets 15.4%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
33
.

Templeton Global Bond Fund

franklintempleton.com
Annual Report
currency had depreciated significantly, and opened a new
euro position in German bonds. We reduced our positions
in the Norwegian krone, South Korean won, Brazilian real
and Chilean peso (this last-mentioned after a closed position and tactical re-entry during the period) but increased the
Fund’s positions in the Colombian peso and Mexican peso.
We switched part of our Japanese bond holdings into foreign
exchange forwards. We extended duration in a number
of countries, including in select Asian and Latin American
countries as well as in the U.S. Our Ghanaian bonds were
exchanged for new securities as part of Ghana’s debt
restructuring exercise.
Thank you for your continued participation in Templeton
Global Bond Fund. We look forward to serving your future
investment needs.
Michael Hasenstab, Ph.D.
Lead Portfolio Manager
Calvin Ho, Ph.D.
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2023
Templeton Global Bond Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +2.43% -1.44%
5-Year -12.22% -3.31%
10-Year -6.00% -0.99%
Advisor
1-Year +2.71% +2.71%
5-Year -11.06% -2.32%
10-Year -3.54% -0.36%
See page 8 for Performance Summary footnotes.

Templeton Global Bond Fund
Performance Summary

franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(12/31/13–12/31/23)
Advisor Class
(12/31/13–12/31/23)

Templeton Global Bond Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. Liquidity risk exists when securities or other investments become more difficult to sell, or are unable to be sold, at the price at which they have been valued. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of prin-
cipal. As interest rates rise, the value of fixed income securities falls. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default.
Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Source: FactSet. The FTSE WGBI measures the performance of fixed-rate, local currency, investment-grade sovereign bonds and is stated in U.S. dollar terms.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(1/1/23–12/31/23)
Share Class
Tax Return
of Capital
A $0.2999
C $0.2672
R $0.2806
R6 $0.3299
Advisor $0.3192
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.96% 0.99%
Advisor 0.72% 0.75%

Your Fund’s Expenses
Templeton Global Bond Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,037.00 $4.67 $1,020.62 $4.63 0.91%
C $1,000 $1,034.60 $6.72 $1,018.60 $6.67 1.31%
R $1,000 $1,035.70 $5.95 $1,019.36 $5.90 1.16%
R6 $1,000 $1,037.90 $2.77 $1,022.48 $2.75 0.54%
Advisor $1,000 $1,038.50 $3.40 $1,021.87 $3.37 0.66%

franklintempleton.com
Annual Report
Templeton Global Total Return Fund
Fund Overview
Q. What is the Fund's investment strategy?
A. The Fund seeks total investment return consisting of a
combination of interest income, capital appreciation and
currency gains. We invest selectively in bonds around
the world based upon our assessment of changing
market, political and economic conditions. While seeking
opportunities, we consider various factors including
evaluation of interest rates, currency exchange rate changes and credit risks. For purposes of pursuing its investment
goals, the Fund regularly enters into various currency related transactions involving derivative instruments, principally
currency and cross currency forwards, but it may also use
currency and currency index futures contracts and currency
options.
Performance Overview
For the 12 months under review, the Fund’s Class A shares
posted a +5.88% cumulative total return. In comparison,
the global fixed income market, as measured by the Fund’s
benchmark, the Bloomberg Multiverse Index, posted a
+6.05% cumulative total return for the same period.
1
You
can find the Fund’s long-term performance data in the
Performance Summary beginning on page 12 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Q. What were the leading contributors to performance?
A. Interest-rate strategies contributed to the Fund’s absolute performance in 2023. Duration exposures in Colombia,
Brazil, Hungary and Indonesia contributed to absolute
results. Overall credit exposures also contributed to
absoluter performance, due to exposure to sub-investment
grade sovereign credits. Among currencies, positions in the
Colombian peso and Brazilian real contributed to absolute
returns.
Interest-rate strategies contributed to the Fund’s relative
performance in 2023. Overweighted duration exposures in
Colombia, Brazil, Hungary, and Indonesia contributed to
relative performance.
Among credit exposures, overweighted exposure to sub-
investment grade sovereign credits contributed. Among
currencies, overweighted positions in the Colombian peso,
Brazilian real and Chilean peso contributed to relative
results.
Q. What were the leading detractors from performance?
A. In interest-rate strategies, duration exposure in Ghana
detracted from absolute performance. Among currencies,
positions in the Japanese yen and South Korean won
detracted from absolute results.
Overall credit exposures detracted from relative return.
Underweighted exposure to investment-grade corporate
bonds detracted from relative performance. Among
currencies, overweighted positions in the Japanese yen and
South Korean won detracted from relative performance,
as did the Fund’s underweighted exposure to the euro. In
interest-rate strategies, overweighted duration exposure in
Ghana and underweighted duration exposures in the euro
area and the U.S. detracted from relative results.
Portfolio Composition
12/31/23
% of Total Net
Assets
Foreign Government and Agency Securities 82.6%
U.S. Government and Agency Securities 7.3%
Other
*,†
0.0%
Options Purchased 0.1%
Short-Term Investments & Other Net Assets
‡
10.0%
*
Includes financial instruments determined to have no value.
†
Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
‡
Includes foreign government and agency securities, money market funds and other net assets (including derivatives).
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
45
.

Templeton Global Total Return Fund

franklintempleton.com
Annual Report
Q. Were there any significant changes to the Fund
during the reporting period?
A. The duration of the Fund increased significantly over
the course of the year, although it remained somewhat
underweight the index by year-end.
Over the course of the year, we closed out our positions in
the Chinese yuan, the Canadian dollar and the Chilean peso.
We added a new local currency position in Australia. We also added a hard currency position in Panama but reduced our
hard currency position in Ecuador. We closed out our prior
net negative exposure to the euro, once that currency had
depreciated significantly, and opened a new euro position
in German bonds. We reduced our positions in the South
Korean won and Brazilian real, but increased the Fund’s
positions in the Malaysian ringgit, Hungarian forint and
Mexican peso. We switched our Japanese bond holdings
into foreign exchange forwards. We extended duration in
a number of countries, including in select Asian and Latin
American countries as well as in the U.S. Our Ghanaian
bonds were exchanged for new securities as part of Ghana’s
debt restructuring exercise.
Thank you for your continued participation in Templeton
Global Total Return Fund. We look forward to serving your
future investment needs.
Michael Hasenstab, Ph.D.
Lead Portfolio Manager
Calvin Ho, Ph.D.
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Geographic Composition
12/31/23
% of Total
Net Assets
Asia Pacific 34.2%
Americas 34.1%
Other Europe 9.4%
Middle East & Africa 6.2%
Supranational 3.2%
EMU 2.9%
Short-Term Investments & Other Net Assets 10.0%

Performance Summary as of December 31, 2023
Templeton Global Total Return Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton .com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +5.88% +1.90%
5-Year -16.04% -4.17%
10-Year -9.13% -1.33%
Advisor
1-Year +6.13% +6.13%
5-Year -14.94% -3.18%
10-Year -6.72% -0.69%
See page 14 for Performance Summary footnotes.

Templeton Global Total Return Fund
Performance Summary

franklintempleton.com
Annual Report
See page 14 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(12/31/13–12/31/23)
Advisor Class
(12/31/13–12/31/23)

Templeton Global Total Return Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Derivative instruments can be illiquid, may dispropor-
tionately increase losses, and have a potentially large impact on performance. Liquidity risk exists when securities or other investments become more difficult to sell, or are unable to be sold, at the price at which they have been valued. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process;
however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Source: FactSet. The Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global
Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(1/1/23–12/31/23)
Share Class
Tax Return
of Capital
A $0.4096
C $0.3805
R $0.3916
R6 $0.4380
Advisor $0.4270
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.16% 1.18%
Advisor 0.91% 0.94%

Your Fund’s Expenses
Templeton Global Total Return Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,052.40 $5.93 $1,019.43 $5.84 1.15%
C $1,000 $1,051.80 $8.01 $1,017.40 $7.87 1.55%
R $1,000 $1,051.00 $7.21 $1,018.18 $7.09 1.39%
R6 $1,000 $1,054.40 $4.04 $1,021.27 $3.98 0.78%
Advisor $1,000 $1,053.60 $4.65 $1,020.68 $4.57 0.90%

franklintempleton.com
Annual Report
Templeton International Bond Fund
Fund Overview
Q. What is the Fund's investment strategy?
A. The Fund seeks current income with capital appreciation
and growth of income. We invest selectively in non-U.S.
bonds around the world based upon our assessment of
changing market, political and economic conditions. While
seeking opportunities, we monitor various factors including
changes in interest rates, currency exchange rates and
credit risks. For purposes of pursuing its investment goals, the Fund regularly enters into various currency-related
transactions involving derivative instruments, principally
currency and cross currency forwards, but it may also
use currency and currency index futures contracts and
currency options. The Fund may also enter into various other transactions involving derivatives, including interest-rate/
bond futures and swap agreements (which may include
interest rate and credit default swaps).
Performance Overview
For the 12 months under review, the Fund’s Class A shares
posted a +2.80% cumulative total return. In comparison, the
Fund’s benchmark, the FTSE Non-USD World Government
Bond Index (WGBI), which measures performance of
investment-grade, non-U.S. world government bond
markets, posted a cumulative total return of +5.83% in U.S.
dollar terms for the same period.
1
You can find more of the
Fund’s performance data in the Performance Summary
beginning on page 18 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Q. What were the leading contributors to performance?
A. Interest-rate strategies contributed to absolute
performance in 2023. Duration exposures in Brazil,
Colombia, Mexico, and Indonesia contributed to absolute
returns. Among currencies, positions in the Colombian peso
and Brazilian real contributed to absolute results.
In interest-rate strategies, overweighted duration exposures in Brazil, Colombia, Mexico and Indonesia contributed to
relative returns. Among currencies, overweighted positions in the Colombian peso and Brazilian real contributed to relative results.
Q. What were the leading detractors from performance?
A. Currency positions detracted from absolute performance
in 2023. Positions in the Japanese yen and South Korean
won detracted from absolute results. In interest-rate
strategies, duration exposure to Ghana detracted from
absolute returns.
Currency positions detracted from relative performance
in 2023. Overweighted positions in the Japanese yen and
South Korean won detracted from relative results, as did
an underweighted position in the euro. In interest-rate
strategies, underweighted duration exposure in the euro area and overweighted duration exposure to Ghana detracted
from relative returns.
Q. Were there any significant changes to the Fund
during the reporting period?
A. The duration of the Fund increased significantly over the course of the year, although it remained underweight the
index by year-end.
Over the course of the year, we closed out our positions
in the Chinese yuan and the Canadian dollar. We added a
new local currency position in Malaysia. We also added a
Portfolio Composition
12/31/23
% of Total Net
Assets
Foreign Government and Agency Securities 73.7%
Options Purchased 0.3%
Short-Term Investments & Other Net Assets
*
26.0%
*
Includes foreign government and agency securities, money market funds and other net assets (including derivatives).
Geographic Composition
12/31/23
% of Total
Net Assets
Asia 33.5%
Latin America & Caribbean 27.1%
Australia & New Zealand 9.5%
Europe 2.8%
Middle East & Africa 1.1%
Short-Term Investments & Other Net Assets 26.0%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
58
.

Templeton International Bond Fund

franklintempleton.com
Annual Report
hard currency position in Panama. We closed out our prior
net negative exposure to the euro, once that currency had
depreciated significantly, and opened a new euro position in
German bonds. We reduced our positions in the Norwegian
krone, South Korean won, Brazilian real and Chilean peso
(this last-mentioned after a closed position and tactical re-
entry during the period), but increased the Fund’s positions in the Australian dollar, Colombian peso and Mexican peso.
We switched part of our Japanese bond holdings into foreign
exchange forwards. We extended duration in a number
of countries, including in select Asian and Latin American
countries. Our Ghanaian bonds were exchanged for new
securities as part of Ghana’s debt restructuring exercise.
Thank you for your continued participation in Templeton
International Bond Fund. We look forward to serving your
future investment needs.
Michael Hasenstab, Ph.D.
Lead Portfolio Manager
Calvin Ho, Ph.D.
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2023
Templeton International Bond Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton .com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +2.80% -1.11%
5-Year -13.23% -3.55%
10-Year -11.53% -1.59%
Advisor
1-Year +3.05% +3.05%
5-Year -12.24% -2.58%
10-Year -9.35% -0.98%
See page 20 for Performance Summary footnotes.

Templeton International Bond Fund
Performance Summary

franklintempleton.com
Annual Report
See page 20 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(12/31/13–12/31/23)
Advisor Class
(12/31/13–12/31/23)

Templeton International Bond Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. Liquidity risk exists when securities or other investments become more difficult to sell, or are unable to be sold, at the price at which they have been valued. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Source: FactSet. The FTSE Non-USD WGBI is a market capitalization-weighted index consisting of investment-grade world government bond markets; it includes all WGBI countries except the U.S. and is stated in U.S. dollar terms.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(1/1/23–12/31/23)
Share Class
Tax Return
of Capital
A $0.2943
C $0.2648
R $0.2768
R6 $0.3252
Advisor $0.3118
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.09% 1.79%
Advisor 0.84% 1.56%

Your Fund’s Expenses
Templeton International Bond Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,035.50 $5.45 $1,019.85 $5.41 1.06%
C $1,000 $1,033.20 $7.55 $1,017.78 $7.49 1.47%
R $1,000 $1,032.70 $7.16 $1,018.16 $7.11 1.40%
R6 $1,000 $1,038.10 $3.08 $1,022.18 $3.06 0.60%
Advisor $1,000 $1,035.30 $4.31 $1,020.97 $4.28 0.84%

franklintempleton.com
Annual Report
Templeton Sustainable Emerging Markets Bond Fund
Fund Overview
Q. What is the Fund's investment strategy?
A. The Fund seeks current income with capital appreciation
as a secondary goal. We invest selectively in bonds from
emerging markets around the world to seek to generate
income for the Fund, pursuing opportunities while monitoring changes in interest rates, currency exchange rates and
credit risks. At least 80% of the Fund’s net assets are
invested in or exposed to government bonds of emerging
market countries based on such countries’ scores related
to environmental, social and governance considerations.
We manage the Fund’s exposure to derivative instruments
and regularly use currency and contracts and may also use
currency and currency index futures contracts and currency
options. We may also use other derivative instruments,
such as interest rate/bond futures contracts and swap
agreements.
Performance Overview
For the 12 months under review, the Fund’s Class A shares
posted a +12.13% cumulative total return. In comparison,
U.S. dollar-denominated emerging market bonds, as
measured by the Fund’s benchmark, the J.P. Morgan (JPM)
Government Bond Index-Emerging Markets (GBI-EM) Global
Diversified Index, posted a +12.70% cumulative total return
in U.S. dollar terms for the same period.
1
You can find more
of the Fund’s performance data in the in the Performance
Summary beginning on page 24 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Q. What were the leading contributors to performance?
A. Currency positions contributed to the absolute
performance of the Fund in 2023. Positions in the Colombian
peso, Brazilian real, Mexican peso and Chilean peso
contributed to absolute results. Interest-rate strategies
contributed to absolute performance. Duration exposures
in Colombia, Brazil, Indonesia, and Hungary contributed
to absolute results. Overall credit exposures contributed to absolute performance, due to select exposures to sub-
investment-grade sovereign credits in Africa.
Currency positions contributed to relative results in 2023.
Overweighted positions in the Colombian peso and Chilean
peso contributed to relative performance, as did a lack of
exposure to the Egyptian pound and South African rand.
Overall credit exposures contributed to relative results in
2023. Select overweighted exposures to sub-investment-
grade sovereign credits in Africa and eastern Europe
contributed to relative return. In interest-rate strategies, overweighted duration exposure in Colombia contributed to
relative results.
Q. What were the leading detractors from performance?
A. Among currencies, the Fund’s position in the Ghanaian
cedi detracted from absolute return. In interest-rate
strategies, duration exposure in Ghana detracted from
absolute results.
Portfolio Composition
12/31/23
% of Total Net
Assets
Foreign Government and Agency Securities 91.2%
Corporate Bonds 2.7%
Other
*,†
0.0%
Short-Term Investments & Other Net Assets
‡
6.1%
*
Includes financial instruments determined to have no value.
†
Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
‡
Includes money market funds and other net assets (including derivatives).
Geographic Composition
12/31/23
% of Total
Net Assets
Americas 36.4%
Asia Pacific 27.2%
Supranational 11.8%
Other Europe 9.2%
Middle East & Africa 6.2%
Europe 3.1%
Short-Term Investments & Other Net Assets 6.1%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
68
.

Templeton Sustainable Emerging Markets Bond Fund

franklintempleton.com
Annual Report
Interest-rate strategies detracted from relative return in 2023.
Overweighted duration exposure in Ghana detracted from
relative performance, as did a lack of duration exposures
in Poland and South Africa and underweighted duration
exposure in Mexico. Among currencies, a lack of exposure
to the Polish zloty detracted from relative results, as did the
Fund’s underweighted position in the Mexican peso and its
overweighted position in the Ghanaian cedi.
Q. Were there any significant changes to the Fund
during the reporting period?
A. The duration of the Fund increased significantly over
the course of the year and moved from underweight to
overweight duration versus the index during this time.
Over the course of the year, we closed out our positions
in the Chinese yuan, Japanese yen and the Peruvian sol.
We added new local currency positions in Hungary, Serbia
and Mexico. We also added new hard currency positions in
Romania (EUR) and Panama (USD). We reduced our local
currency positions in the Chilean peso, Indian rupee and
Ghanaian cedi, and reduced our hard currency positions
in Ecuador and Oman. We increased our local currency
positions in the Malaysian ringgit, Singapore dollar and Thai baht (we also switched the latter from bonds into foreign
exchange forwards). We switched part of our holdings in
certain countries, including India, Singapore, Colombia,
and Mexico, into local-currency green bonds. We extended
duration in a number of countries, including select Asian,
eastern European and Latin American countries as well
as the U.S. Our Ghanaian bonds were exchanged for new
securities as part of Ghana’s debt restructuring exercise.
Thank you for your continued participation in Templeton
Sustainable Emerging Markets Bond Fund. We look forward
to serving your future investment needs.
Michael Hasenstab, Ph.D.
Lead Portfolio Manager
Calvin Ho, Ph.D.
Vivian Guo
Jaap Willems
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2023
Templeton Sustainable Emerging Markets Bond Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +12.13% +7.96%
5-Year -10.48% -2.94%
10-Year -0.87% -0.47%
Advisor
1-Year +12.35% +12.35%
5-Year -9.40% -1.96%
10-Year +1.41% +0.14%
See page 26 for Performance Summary footnotes.

Templeton Sustainable Emerging Markets Bond Fund
Performance Summary

franklintempleton.com
Annual Report
See page 26 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(12/31/13–12/31/23)
Advisor Class
(12/31/13–12/31/23)

Templeton Sustainable Emerging Markets Bond Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. The managers’ environmental, social and governance (ESG) strategies may limit the types and number of investments available and, as a result, may forgo favorable market opportunities or underperform strategies that are not subject to such criteria.
There is no guarantee that the strategy's ESG directives will be successful or will result in better performance. Liquidity risk exists when securities or other investments become more difficult to sell, or are unable to be sold, at the price at which they have been valued. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Source: FactSet. The JPM Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index tracks local currency bonds issued by emerging markets. The index was created to capture a diverse set of countries that most investors can access and replicate through bonds or derivatives.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights
sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(1/1/23–12/31/23)
Share Class
Net Investment
Income
Tax Return
of Capital Total
A $0.0222 $0.2839 $0.3061
C $0.0258 $0.2602 $0.2860
R $0.0484 $0.2459 $0.2943
R6 $0.0424 $0.2791 $0.3215
Advisor $0.1496 $0.1693 $0.3189
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.17% 3.00%
Advisor 0.92% 2.73%

Your Fund’s Expenses
Templeton Sustainable Emerging Markets Bond Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,054.60 $5.90 $1,019.46 $5.80 1.14%
C $1,000 $1,054.60 $7.97 $1,017.45 $7.83 1.54%
R $1,000 $1,053.30 $7.09 $1,018.30 $6.97 1.37%
R6 $1,000 $1,056.20 $4.45 $1,020.88 $4.37 0.86%
Advisor $1,000 $1,055.70 $4.63 $1,020.70 $4.55 0.89%

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.89 $8.84 $9.80 $10.69 $11.30
Income from investment operations
a
:
Net investment income
b
......................... 0.29 0.34 0.42 0.41 0.59
Net realized and unrealized gains (losses) ........... (0.11) (0.88) (0.90) (0.85) (0.54)
Total from investment operations .................... 0.18 (0.54) (0.48) (0.44) 0.05
Less distributions from:
Net investment income and net foreign currency gains .. — — — (0.01) (0.66)
Tax return of capital ............................ (0.30) (0.41) (0.48) (0.44) —
Total distributions ............................... (0.30) (0.41) (0.48) (0.45) (0.66)
Net asset value, end of year ....................... $7.77 $7.89 $8.84 $9.80 $10.69
Total return
c
................................... 2.43% (6.17)% (5.06)% (4.14)% 0.35%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.97% 0.96% 0.97% 0.93% 0.92%
Expenses net of waiver and payments by affiliates ....... 0.95% 0.94% 0.96% 0.91% 0.85%
Net investment income ........................... 3.72% 4.14% 4.51% 4.03% 5.27%
Supplemental data
Net assets, end of year (000’s) ..................... $2,104,823 $2,492,812 $3,478,172 $4,749,790 $6,514,630
Portfolio turnover rate ............................ 104.28% 16.01% 28.44% 60.07% 32.63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.93 $8.88 $9.83 $10.72 $11.33
Income from investment operations
a
:
Net investment income
b
......................... 0.25 0.31 0.38 0.37 0.55
Net realized and unrealized gains (losses) ........... (0.10) (0.89) (0.90) (0.85) (0.55)
Total from investment operations .................... 0.15 (0.58) (0.52) (0.48) —
Less distributions from:
Net investment income and net foreign currency gains .. — — — (0.01) (0.61)
Tax return of capital ............................ (0.27) (0.37) (0.43) (0.40) —
Total distributions ............................... (0.27) (0.37) (0.43) (0.41) (0.61)
Net asset value, end of year ....................... $7.81 $7.93 $8.88 $9.83 $10.72
Total return
c
................................... 1.99% (6.53)% (5.38)% (4.52)% 0.06%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.37% 1.37% 1.36% 1.33% 1.32%
Expenses net of waiver and payments by affiliates ....... 1.35% 1.35% 1.36%
d
1.31% 1.25%
Net investment income ........................... 3.27% 3.78% 4.07% 3.65% 4.87%
Supplemental data
Net assets, end of year (000’s) ..................... $79,606 $126,600 $224,611 $682,582 $1,392,223
Portfolio turnover rate ............................ 104.28% 16.01% 28.44% 60.07% 32.63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.89 $8.84 $9.80 $10.69 $11.30
Income from investment operations
a
:
Net investment income
b
......................... 0.27 0.32 0.40 0.38 0.56
Net realized and unrealized gains (losses) ........... (0.11) (0.88) (0.91) (0.84) (0.54)
Total from investment operations .................... 0.16 (0.56) (0.51) (0.46) 0.02
Less distributions from:
Net investment income and net foreign currency gains .. — — — (0.01) (0.63)
Tax return of capital ............................ (0.28) (0.39) (0.45) (0.42) —
Total distributions ............................... (0.28) (0.39) (0.45) (0.43) (0.63)
Net asset value, end of year ....................... $7.77 $7.89 $8.84 $9.80 $10.69
Total return .................................... 2.18% (6.40)% (5.30)% (4.38)% 0.10%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.22% 1.21% 1.22% 1.18% 1.17%
Expenses net of waiver and payments by affiliates ....... 1.20% 1.19% 1.21% 1.16% 1.10%
Net investment income ........................... 3.48% 3.87% 4.26% 3.79% 5.02%
Supplemental data
Net assets, end of year (000’s) ..................... $100,333 $111,601 $137,543 $170,554 $208,853
Portfolio turnover rate ............................ 104.28% 16.01% 28.44% 60.07% 32.63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.85 $8.80 $9.75 $10.64 $11.25
Income from investment operations
a
:
Net investment income
b
......................... 0.31 0.37 0.45 0.45 0.62
Net realized and unrealized gains (losses) ........... (0.11) (0.88) (0.89) (0.85) (0.53)
Total from investment operations .................... 0.20 (0.51) (0.44) (0.40) 0.09
Less distributions from:
Net investment income and net foreign currency gains .. — — — (0.01) (0.70)
Tax return of capital ............................ (0.33) (0.44) (0.51) (0.48) —
Total distributions ............................... (0.33) (0.44) (0.51) (0.49) (0.70)
Net asset value, end of year ....................... $7.72 $7.85 $8.80 $9.75 $10.64
Total return .................................... 2.72% (5.79)% (4.59)% (3.79)% 0.73%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.60% 0.58% 0.63% 0.58% 0.57%
Expenses net of waiver and payments by affiliates ....... 0.56% 0.52% 0.58% 0.54% 0.48%
Net investment income ........................... 4.09% 4.56% 4.85% 4.42% 5.64%
Supplemental data
Net assets, end of year (000’s) ..................... $551,986 $688,345 $944,502 $2,273,175 $4,407,299
Portfolio turnover rate ............................ 104.28% 16.01% 28.44% 60.07% 32.63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.85 $8.80 $9.75 $10.64 $11.25
Income from investment operations
a
:
Net investment income
b
......................... 0.30 0.36 0.44 0.43 0.61
Net realized and unrealized gains (losses) ........... (0.10) (0.88) (0.89) (0.84) (0.54)
Total from investment operations .................... 0.20 (0.52) (0.45) (0.41) 0.07
Less distributions from:
Net investment income and net foreign currency gains .. — — — (0.01) (0.68)
Tax return of capital ............................ (0.32) (0.43) (0.50) (0.47) —
Total distributions ............................... (0.32) (0.43) (0.50) (0.48) (0.68)
Net asset value, end of year ....................... $7.73 $7.85 $8.80 $9.75 $10.64
Total return .................................... 2.71% (5.95)% (4.74)% (3.92)% 0.60%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.72% 0.72% 0.72% 0.69% 0.67%
Expenses net of waiver and payments by affiliates ....... 0.70% 0.69% 0.71% 0.66% 0.60%
Net investment income ........................... 3.96% 4.41% 4.74% 4.31% 5.52%
Supplemental data
Net assets, end of year (000’s) ..................... $1,743,989 $2,284,522 $3,641,639 $7,050,610 $14,244,707
Portfolio turnover rate ............................ 104.28% 16.01% 28.44% 60.07% 32.63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.

Templeton Income Trust
Schedule of Investments, December 31, 2023
Templeton Global Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 74.2%
Australia 12.8%
New South Wales Treasury Corp. ,
Senior Bond, 2%, 3/08/33 ........ 265,064,000 AUD $ 146,797,919
a
Senior Bond, Reg S, 1.75%, 3/20/34 94,524,000 AUD 49,481,854
Queensland Treasury Corp. ,
Senior Bond, 2%, 8/22/33 ........ 124,850,000 AUD 68,745,539
a
Senior Bond, 144A, Reg S, 1.75%,
7/20/34 ...................... 241,968,000 AUD 126,344,947
Treasury Corp. of Victoria ,
a
Senior Bond, Reg S, 2.25%, 9/15/33 217,346,000 AUD 120,356,635
Senior Bond, 2.25%, 11/20/34 ..... 141,082,000 AUD 75,591,097
587,317,991
Brazil 7.4%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 353,884,000 BRL 73,421,312
10%, 1/01/31 .................. 480,994,000 BRL 98,241,198
10%, 1/01/33 .................. 203,346,000 BRL 41,300,761
F, 10%, 1/01/29 ................ 605,916,000 BRL 124,913,418
337,876,689
Colombia 6.6%
Colombia Government Bond, Senior
Bond, 9.85%, 6/28/27 ............ 10,884,000,000 COP 2,668,523
Colombia Titulos de Tesoreria ,
B, 6%, 4/28/28 ................. 71,707,800,000 COP 16,334,991
B, 7.75%, 9/18/30 .............. 295,978,800,000 COP 69,661,569
B, 7%, 3/26/31 ................. 110,158,200,000 COP 24,538,146
B, 7%, 6/30/32 ................. 107,691,000,000 COP 23,305,067
B, 13.25%, 2/09/33 ............. 248,870,000,000 COP 76,274,492
B, 7.25%, 10/18/34 ............. 148,699,000,000 COP 31,613,511
B, 6.25%, 7/09/36 .............. 41,872,000,000 COP 7,906,901
B, 9.25%, 5/28/42 .............. 206,416,000,000 COP 48,365,069
300,668,269
Germany 2.5%
a
Bundesobligation , Reg S, 10/18/24 ... 33,025,000 EUR 35,553,626
a
Bundesschatzanweisungen , Reg S,
0.4%, 9/13/24 ................. 71,665,000 EUR 77,563,611
113,117,237
Ghana 1.2%
b
Ghana Government Bond ,
PIK, 8.35%, 2/16/27 ............. 114,003,901 GHS 5,184,193
PIK, 8.5%, 2/15/28 .............. 180,826,999 GHS 7,079,497
PIK, 8.65%, 2/13/29 ............. 180,960,287 GHS 6,249,010
PIK, 8.8%, 2/12/30 .............. 181,093,575 GHS 5,656,017
PIK, 8.95%, 2/11/31 ............. 161,090,545 GHS 4,633,927
PIK, 9.1%, 2/10/32 .............. 161,209,023 GHS 4,366,977
PIK, 9.25%, 2/08/33 ............. 161,327,501 GHS 4,175,707
PIK, 9.4%, 2/07/34 .............. 161,445,979 GHS 4,046,928
PIK, 9.55%, 2/06/35 ............. 161,564,457 GHS 3,964,499
PIK, 9.7%, 2/05/36 .............. 161,682,935 GHS 3,916,616
PIK, 9.85%, 2/03/37 ............. 161,801,413 GHS 3,894,503

Templeton Income Trust
Schedule of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana (continued)
b
Ghana Government Bond, (continued)
PIK, 10%, 2/02/38 .............. 161,919,891 GHS $ 3,891,899
57,059,773
India 5.5%
India Government Bond ,
7.26%, 1/14/29 ................ 6,911,000,000 INR 83,464,291
Senior Bond, 7.26%, 8/22/32 ...... 12,972,780,000 INR 156,261,065
Senior Note, 7.1%, 4/18/29 ....... 917,600,000 INR 11,009,877
250,735,233
Indonesia 8.6%
Indonesia Government Bond ,
FR68, 8.375%, 3/15/34 .......... 342,118,000,000 IDR 24,851,716
FR73, 8.75%, 5/15/31 ........... 80,267,000,000 IDR 5,835,297
FR82, 7%, 9/15/30 .............. 291,868,000,000 IDR 19,376,987
FR87, 6.5%, 2/15/31 ............ 56,763,000,000 IDR 3,671,881
FR91, 6.375%, 4/15/32 .......... 159,351,000,000 IDR 10,245,057
FR95, 6.375%, 8/15/28 .......... 306,801,000,000 IDR 19,890,955
FR96, 7%, 2/15/33 .............. 4,600,954,000,000 IDR 309,862,912
393,734,805
Malaysia 7.6%
Malaysia Government Bond ,
4.181%, 7/15/24 ................ 43,630,000 MYR 9,531,277
4.059%, 9/30/24 ................ 126,740,000 MYR 27,702,850
3.882%, 3/14/25 ................ 188,040,000 MYR 41,188,956
3.955%, 9/15/25 ................ 28,830,000 MYR 6,325,382
3.9%, 11/30/26 ................. 226,950,000 MYR 49,934,344
3.892%, 3/15/27 ................ 19,290,000 MYR 4,236,126
3.502%, 5/31/27 ................ 30,640,000 MYR 6,650,115
3.899%, 11/16/27 ............... 691,620,000 MYR 152,047,377
4.498%, 4/15/30 ................ 97,744,000 MYR 22,190,539
3.582%, 7/15/32 ................ 134,410,000 MYR 28,719,936
348,526,902
Mexico 4.7%
Mexican Bonos ,
M, 10%, 11/20/36 ............... 121,740,000 MXN 7,728,685
M, Senior Bond, 7.75%, 11/23/34 ... 378,250,000 MXN 20,364,087
Mexican Bonos Desarr Fixed Rate ,
M, 7.5%, 5/26/33 ............... 2,389,180,000 MXN 127,537,370
M, Senior Bond, 8.5%, 5/31/29 ..... 384,700,000 MXN 22,183,713
M, Senior Bond, 8.5%, 11/18/38 .... 223,180,000 MXN 12,546,737
M, Senior Bond, 7.75%, 11/13/42 ... 480,400,000 MXN 24,907,639
215,268,231
Norway 2.8%
a
Norway Government Bond ,
Senior Bond, 144A, Reg S, 3%,
3/14/24 ...................... 420,538,000 NOK 41,250,671
Senior Bond, 144A, Reg S, 1.75%,
3/13/25 ...................... 890,910,000 NOK 85,568,979
126,819,650

Templeton Income Trust
Schedule of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Panama 2.1%
Panama Government Bond ,
Senior Bond, 2.252%, 9/29/32 ..... 9,120,000 $ 6,672,174
Senior Bond, 6.4%, 2/14/35 ....... 91,380,000 89,421,507
96,093,681
Singapore 4.6%
Singapore Government Bond ,
2.875%, 9/01/30 ................ 3,030,000 SGD 2,315,580
2.625%, 8/01/32 ................ 171,120,000 SGD 128,827,886
3.375%, 9/01/33 ................ 100,950,000 SGD 80,928,295
212,071,761
South Korea 4.5%
Korea Treasury Bonds ,
3.25%, 3/10/28 ................ 47,714,000,000 KRW 36,955,027
3.5%, 9/10/28 ................. 218,715,010,000 KRW 171,387,038
208,342,065
Thailand 3.3%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 3,509,100,000 THB 100,851,569
1%, 6/17/27 ................... 918,690,000 THB 25,461,375
Senior Note, 1.78%, 11/28/24 ...... 127,020,000 THB 3,672,628
Senior Note, 2.04%, 5/29/25 ...... 692,070,000 THB 20,024,409
150,009,981
Total Foreign Government and Agency Securities (Cost $3,424,124,025) ...........
3,397,642,268
U.S. Government and Agency Securities 10.3%
United States 10.3%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ................ 103,690,000 92,500,795
3.125%, 2/15/43 ................ 60,250,000 51,525,517
3.625%, 8/15/43 ................ 208,570,000 191,827,369
3.75%, 11/15/43 ................ 53,070,000 49,618,377
U.S. Treasury Notes, 3.5%, 2/15/33 ... 89,400,000 86,731,969
472,204,027
Total U.S. Government and Agency Securities (Cost $482,078,171) ................
472,204,027
Total Long Term Investments (Cost $3,906,202,196) .............................
3,869,846,295
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.1%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, March Strike
Price 18.55 MXN, Expires 3/13/24 .. 1 441,600,000 2,040,706
2,040,706

Templeton Income Trust
Schedule of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, February Strike
Price 16.04 MXN, Expires 2/01/24 .. 1 110,404,000 $ 20,308
Foreign Exchange USD/MXN,
Counterparty BZWS, March Strike
Price 17.39 MXN, Expires 3/13/24 .. 1 110,400,000 3,147,215
3,167,523
Total Options Purchased (Cost $7,026,973) .....................................
5,208,229
Short Term Investments 12.9%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 5.0%
Germany 2.0%
a,c
Germany Treasury Bills , Reg S, 3/20/24
85,231,000 EUR 93,356,931
Japan 3.0%
c
Japan Treasury Bills ,
2/13/24 ...................... 9,900,700,000 JPY 70,244,732
2/20/24 ...................... 9,663,100,000 JPY 68,561,345
138,806,077
Total Foreign Government and Agency Securities (Cost $226,401,477) ............
232,163,008
Shares
Money Market Funds 7.9%
United States 7.9%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio, 5.034% ......... 361,448,074 361,448,074
Total Money Market Funds (Cost $361,448,074) .................................
361,448,074
a a a a a
Total Short Term Investments (Cost $587,849,551 ) ...............................
593,611,082
a a a
Total Investments (Cost $4,501,078,720) 97.5% ..................................
$4,468,665,606
Options Written (0.1)% .......................................................
(5,263,311)
Other Assets, less Liabilities 2.6% .............................................
117,334,805
Net Assets 100.0% ...........................................................
$4,580,737,100
a a a
a
Number of
Contracts
Notional
Amount
#
f
Options Written (0.1)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, March Strike
Price 18.32 MXN, Expires 3/13/24 .. 1 110,400,000 (646,747)

Templeton Income Trust
Schedule of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
f
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty BZWS, March Strike
Price 19.18 MXN, Expires 3/13/24 .. 1 110,400,000 $ (275,576)
(922,323)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, March Strike
Price 17.14 MXN, Expires 3/13/24 .. 1 220,804,000 (4,340,988)
(4,340,988)
Total Options Written (Premiums received $4,497,738) ...........................
$ (5,263,311)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the aggregate value of these securities was $629,477,254, representing 13.7% of net assets.
b
Income may be received in additional securities and/or cash.
c
The security was issued on a discount basis with no stated coupon rate.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(c) regarding written options.

Templeton Income Trust
Schedule of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chilean Peso ...... HSBK Buy 20,032,700,000 22,957,220 1/04/24 $ — $ (218,703)
Chilean Peso ...... HSBK Sell 20,032,700,000 23,052,589 1/04/24 314,072 —
Indian Rupee ...... HSBK Buy 2,366,957,100 28,366,495 1/08/24 69,841 —
South Korean Won .. JPHQ Buy 16,182,300,000 12,146,138 1/16/24 360,822 —
Chilean Peso ...... HSBK Buy 20,032,700,000 23,031,916 1/18/24 — (290,995)
Chilean Peso ...... JPHQ Buy 18,410,300,000 21,096,037 1/31/24 — (194,804)
Chilean Peso ...... HSBK Buy 16,280,400,000 18,622,133 2/05/24 — (141,551)
Chilean Peso ...... JPHQ Buy 24,185,600,000 27,616,068 2/05/24 — (161,953)
Indian Rupee ...... CITI Buy 2,857,906,500 34,181,396 3/20/24 39,528 —
Indian Rupee ...... JPHQ Buy 2,823,969,900 33,654,748 3/20/24 159,815 —
New Zealand Dollar . BOFA Buy 56,380,000 33,430,521 3/20/24 2,225,596 —
New Zealand Dollar . BOFA Sell 14,500,000 8,925,040 3/20/24 — (245,121)
New Zealand Dollar . CITI Buy 66,290,000 39,322,439 3/20/24 2,601,009 —
New Zealand Dollar . CITI Sell 66,290,000 40,121,371 3/20/24 — (1,802,078)
New Zealand Dollar . JPHQ Buy 181,180,000 107,229,571 3/20/24 7,353,176 —
South Korean Won .. DBAB Buy 66,506,000,000 50,810,604 3/20/24 777,701 —
South Korean Won .. HSBK Buy 268,263,000,000 205,228,188 3/20/24 2,861,811 —
Japanese Yen ...... BOFA Buy 15,477,619,440 108,493,057 3/21/24 2,666,881 —
Japanese Yen ...... BOFA Sell 5,470,700,000 38,959,550 3/21/24 — (330,903)
Norwegian Krone ... MSCO Buy 994,800,000 90,670,458 4/10/24 7,463,806 —
Norwegian Krone ... MSCO Sell 351,920,000 32,793,790 4/10/24 — (1,922,143)
Indian Rupee ...... JPHQ Buy 1,590,808,500 18,985,208 4/15/24 37,348 —
Japanese Yen ...... BNDP Buy 41,246,625,520 288,930,739 4/15/24 8,448,315 —
Japanese Yen ...... BOFA Buy 27,371,868,200 191,729,427 4/15/24 5,615,693 —
Japanese Yen ...... DBAB Buy 34,368,107,310 240,613,878 4/15/24 7,172,580 —
Japanese Yen ...... GSCO Buy 5,039,000,000 35,252,603 4/15/24 1,077,474 —
Japanese Yen ...... MSCO Buy 23,666,100,000 167,587,951 6/20/24 4,702,512 —
Mexican Peso ...... MSCO Buy 540,623,000 23,797,497 9/03/24 6,768,460 —
Mexican Peso ...... MSCO Sell 540,623,000 22,984,206 9/03/24 — (7,581,751)
Total Forward Exchange Contracts ................................................... $60,716,440 $(12,890,002)
Net unrealized appreciation (depreciation) ............................................ $47,826,438
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Schedule of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At December 31, 2023, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.285% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/03/33 264,960,000 $ (7,768,377) $ — $ (7,768,377)
Receive Fixed 3.847% . Annual
Pay Floating 1-day
SOFR ............ Annual 8/31/33 172,660,000 4,227,049 — 4,227,049
Total Interest Rate Swap Contracts .................................... $(3,541,328) $ — $(3,541,328)
*
In U.S. dollars unless otherwise indicated.
See Note  10  regarding other derivative information.
See Abbreviations on page 104 .

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.16 $8.77 $9.98 $11.02 $11.62
Income from investment operations
a
:
Net investment income
b
......................... 0.40 0.46 0.63 0.43 0.60
Net realized and unrealized gains (losses) ........... —
c
(1.55) (1.14) (1.01) (0.46)
Total from investment operations .................... 0.40 (1.09) (0.51) (0.58) 0.14
Less distributions from:
Net investment income and net foreign currency gains .. — — — (0.02) (0.74)
Tax return of capital ............................ (0.41) (0.52) (0.70) (0.44) —
Total distributions ............................... (0.41) (0.52) (0.70) (0.46) (0.74)
Net asset value, end of year ....................... $7.15 $7.16 $8.77 $9.98 $11.02
Total return
d
................................... 5.88% (12.53)% (5.39)% (5.32)% 1.21%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.16% 1.16% 1.17% 1.08% 1.04%
Expenses net of waiver and payments by affiliates ....... 1.14% 1.14% 1.16% 1.06% 0.96%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.07% 1.14%
e
1.16%
e
1.04% 0.93%
Net investment income ........................... 5.65% 5.99% 6.67% 4.19% 5.27%
Supplemental data
Net assets, end of year (000’s) ..................... $163,440 $200,854 $299,056 $482,575 $769,018
Portfolio turnover rate ............................ 76.60% 35.05% 23.94% 60.89% 27.57%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.15 $8.76 $9.96 $11.01 $11.61
Income from investment operations
a
:
Net investment income
b
......................... 0.37 0.44 0.59 0.39 0.56
Net realized and unrealized gains (losses) ........... 0.01 (1.56) (1.14) (1.02) (0.46)
Total from investment operations .................... 0.38 (1.12) (0.55) (0.63) 0.10
Less distributions from:
Net investment income and net foreign currency gains .. — — — (0.01) (0.70)
Tax return of capital ............................ (0.38) (0.49) (0.65) (0.41) —
Total distributions ............................... (0.38) (0.49) (0.65) (0.42) (0.70)
Net asset value, end of year ....................... $7.15 $7.15 $8.76 $9.96 $11.01
Total return
c
................................... 5.60% (12.92)% (5.72)% (5.80)% 0.81%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.57% 1.57% 1.56% 1.48% 1.44%
Expenses net of waiver and payments by affiliates ....... 1.54% 1.54% 1.56%
d
1.46% 1.36%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.47% 1.54%
e
1.56%
e
1.44% 1.33%
Net investment income ........................... 5.23% 5.63% 6.21% 3.79% 4.87%
Supplemental data
Net assets, end of year (000’s) ..................... $13,725 $19,873 $40,591 $113,438 $237,215
Portfolio turnover rate ............................ 76.60% 35.05% 23.94% 60.89% 27.57%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.17 $8.78 $9.98 $11.03 $11.63
Income from investment operations
a
:
Net investment income
b
......................... 0.38 0.44 0.61 0.40 0.58
Net realized and unrealized gains (losses) ........... —
c
(1.55) (1.14) (1.02) (0.47)
Total from investment operations .................... 0.38 (1.11) (0.53) (0.62) 0.11
Less distributions from:
Net investment income and net foreign currency gains .. — — — (0.02) (0.71)
Tax return of capital ............................ (0.39) (0.50) (0.67) (0.41) —
Total distributions ............................... (0.39) (0.50) (0.67) (0.43) (0.71)
Net asset value, end of year ....................... $7.16 $7.17 $8.78 $9.98 $11.03
Total return .................................... 5.61% (12.74)% (5.54)% (5.65)% 0.95%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.41% 1.41% 1.42% 1.32% 1.29%
Expenses net of waiver and payments by affiliates ....... 1.39% 1.38% 1.41% 1.30% 1.21%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.32% 1.38%
d
1.41%
d
1.28% 1.18%
Net investment income ........................... 5.41% 5.72% 6.44% 3.89% 5.02%
Supplemental data
Net assets, end of year (000’s) ..................... $2,789 $3,322 $4,823 $7,741 $7,377
Portfolio turnover rate ............................ 76.60% 35.05% 23.94% 60.89% 27.57%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.16 $8.78 $9.98 $11.03 $11.63
Income from investment operations
a
:
Net investment income
b
......................... 0.43 0.51 0.66 0.47 0.65
Net realized and unrealized gains (losses) ........... —
c
(1.58) (1.13) (1.02) (0.47)
Total from investment operations .................... 0.43 (1.07) (0.47) (0.55) 0.18
Less distributions from:
Net investment income and net foreign currency gains .. — — — (0.02) (0.78)
Tax return of capital ............................ (0.44) (0.55) (0.73) (0.48) —
Total distributions ............................... (0.44) (0.55) (0.73) (0.50) (0.78)
Net asset value, end of year ....................... $7.15 $7.16 $8.78 $9.98 $11.03
Total return .................................... 6.31% (12.27)% (4.91)% (5.05)% 1.57%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.79% 0.85% 0.79% 0.71% 0.69%
Expenses net of waiver and payments by affiliates ....... 0.74% 0.80% 0.77% 0.69% 0.60%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.67% 0.80%
d
0.77%
d
0.67% 0.57%
Net investment income ........................... 6.05% 6.47% 7.01% 4.57% 5.63%
Supplemental data
Net assets, end of year (000’s) ..................... $31,027 $47,859 $170,830 $294,519 $876,665
Portfolio turnover rate ............................ 76.60% 35.05% 23.94% 60.89% 27.57%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
c
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.18 $8.79 $10.00 $11.04 $11.64
Income from investment operations
a
:
Net investment income
b
......................... 0.41 0.49 0.65 0.46 0.63
Net realized and unrealized gains (losses) ........... 0.01 (1.56) (1.14) (1.02) (0.46)
Total from investment operations .................... 0.42 (1.07) (0.49) (0.56) 0.17
Less distributions from:
Net investment income and net foreign currency gains .. — — — (0.02) (0.77)
Tax return of capital ............................ (0.43) (0.54) (0.72) (0.46) —
Total distributions ............................... (0.43) (0.54) (0.72) (0.48) (0.77)
Net asset value, end of year ....................... $7.17 $7.18 $8.79 $10.00 $11.04
Total return .................................... 6.13% (12.28)% (5.14)% (5.07)% 1.46%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.92% 0.92% 0.92% 0.83% 0.79%
Expenses net of waiver and payments by affiliates ....... 0.90% 0.89% 0.91% 0.81% 0.71%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.81% 0.89%
c
0.91%
c
0.78% 0.68%
Net investment income ........................... 5.84% 6.31% 6.84% 4.48% 5.52%
Supplemental data
Net assets, end of year (000’s) ..................... $120,166 $203,568 $424,413 $1,104,754 $2,684,044
Portfolio turnover rate ............................ 76.60% 35.05% 23.94% 60.89% 27.57%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Schedule of Investments, December 31, 2023
Templeton Global Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Broadline Retail 434,200,485 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Broadline Retail 50,014,925 —
—
Total Common Stocks (Cost $1,645,359) .......................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Broadline Retail 37,627,701 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Broadline Retail 14,528,882 EUR —
a,d,e
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
12/31/22 ..................... Broadline Retail 19,186,470 —
—
Total Corporate Bonds (Cost $46,940,535) ......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 82.6%
Australia 4.7%
e
New South Wales Treasury Corp.,
Senior Bond, Reg S, 1.75%, 3/20/34 992,000 AUD 519,297
Queensland Treasury Corp. ,
Senior Bond, 2%, 8/22/33 ........ 630,000 AUD 346,894
e
Senior Bond, 144A, Reg S, 1.75%,
7/20/34 ...................... 8,782,000 AUD 4,585,570
Treasury Corp. of Victoria ,
e
Senior Bond, Reg S, 2.25%, 9/15/33 15,269,000 AUD 8,455,299
Senior Bond, 2.25%, 11/20/34 ..... 2,963,000 AUD 1,587,562
15,494,622
Brazil 9.1%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 46,340,000 BRL 9,614,291
10%, 1/01/31 .................. 31,491,000 BRL 6,431,917
10%, 1/01/33 .................. 17,206,000 BRL 3,494,639
F, 10%, 1/01/29 ................ 51,267,000 BRL 10,569,016
30,109,863
Colombia 3.2%
Colombia Titulos de Tesoreria ,
B, 7.25%, 10/18/34 ............. 7,548,000,000 COP 1,604,710
B, 6.25%, 7/09/36 .............. 5,108,000,000 COP 964,570
B, 9.25%, 5/28/42 .............. 34,365,000,000 COP 8,052,019
10,621,299
Dominican Republic 2.2%
e
Dominican Republic Government Bond ,
Senior Bond, 144A, 5.3%, 1/21/41 .. 2,370,000 2,055,975

Templeton Income Trust
Schedule of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Dominican Republic (continued)
e
Dominican Republic Government Bond,
(continued)
Senior Bond, 144A, 6.4%, 6/05/49 .. 580,000 $ 548,100
Senior Bond, 144A, 5.875%, 1/30/60 5,340,000 4,632,450
7,236,525
Ecuador 4.1%
e
Ecuador Government Bond ,
Senior Bond, 144A, 3.5%, 7/31/35 .. 29,086,000 10,481,971
Senior Note, 144A, 6%, 7/31/30 .... 6,667,000 3,114,251
13,596,222
Egypt 4.0%
e
Egypt Government Bond ,
Senior Bond, 144A, 7.3%, 9/30/33 .. 6,080,000 4,031,520
Senior Bond, 144A, 8.5%, 1/31/47 .. 950,000 593,693
Senior Bond, 144A, 7.903%, 2/21/48 1,080,000 654,297
Senior Bond, 144A, 8.7%, 3/01/49 .. 820,000 515,829
Senior Bond, 144A, 8.875%, 5/29/50 3,120,000 1,997,075
Senior Bond, 144A, 8.75%, 9/30/51 . 6,580,000 4,178,300
Senior Bond, 144A, 7.5%, 2/16/61 .. 2,370,000 1,391,688
13,362,402
Germany 2.9%
e
Bundesobligation, Reg S, 10/18/24 ... 2,800,000 EUR 3,014,388
e
Bundesschatzanweisungen, Reg S,
0.4%, 9/13/24 ................. 6,076,000 EUR 6,576,104
9,590,492
Ghana 2.2%
d
Ghana Government Bond ,
PIK, 8.35%, 2/16/27 ............. 15,658,171 GHS 712,037
PIK, 8.5%, 2/15/28 .............. 24,836,158 GHS 972,352
PIK, 8.65%, 2/13/29 ............. 24,595,234 GHS 849,335
PIK, 8.8%, 2/12/30 .............. 24,613,349 GHS 768,738
PIK, 8.95%, 2/11/31 ............. 22,298,477 GHS 641,437
PIK, 9.1%, 2/10/32 .............. 22,314,877 GHS 604,486
PIK, 9.25%, 2/08/33 ............. 22,331,277 GHS 578,010
PIK, 9.4%, 2/07/34 .............. 18,705,077 GHS 468,876
PIK, 9.55%, 2/06/35 ............. 18,718,804 GHS 459,325
PIK, 9.7%, 2/05/36 .............. 18,732,530 GHS 453,778
PIK, 9.85%, 2/03/37 ............. 18,746,257 GHS 451,216
PIK, 10%, 2/02/38 .............. 18,759,984 GHS 450,914
7,410,504
Hungary 5.1%
Hungary Government Bond ,
1%, 11/26/25 .................. 1,004,400,000 HUF 2,633,915
3%, 10/27/27 .................. 273,100,000 HUF 717,757
4.75%, 11/24/32 ................ 5,126,900,000 HUF 13,662,644
17,014,316
India 4.4%
India Government Bond, Senior Bond,
7.26%, 8/22/32 ................ 1,219,000,000 INR 14,683,224

Templeton Income Trust
Schedule of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Indonesia 8.9%
Indonesia Government Bond ,
FR59, 7%, 5/15/27 .............. 41,308,000,000 IDR $ 2,728,791
FR68, 8.375%, 3/15/34 .......... 62,990,000,000 IDR 4,575,642
FR87, 6.5%, 2/15/31 ............ 10,451,000,000 IDR 676,053
FR91, 6.375%, 4/15/32 .......... 29,340,000,000 IDR 1,886,339
FR95, 6.375%, 8/15/28 .......... 82,071,000,000 IDR 5,320,943
FR96, 7%, 2/15/33 .............. 212,681,000,000 IDR 14,323,541
29,511,309
Malaysia 9.5%
Malaysia Government Bond ,
3.478%, 6/14/24 ................ 10,080,000 MYR 2,196,449
4.181%, 7/15/24 ................ 14,730,000 MYR 3,217,871
4.059%, 9/30/24 ................ 19,180,000 MYR 4,192,368
3.882%, 3/14/25 ................ 14,090,000 MYR 3,086,324
3.955%, 9/15/25 ................ 5,335,000 MYR 1,170,514
3.502%, 5/31/27 ................ 1,320,000 MYR 286,493
3.899%, 11/16/27 ............... 77,940,000 MYR 17,134,514
31,284,533
Mexico 5.7%
Mexican Bonos ,
M, 10%, 11/20/36 ............... 9,610,000 MXN 610,092
M, Senior Bond, 7.75%, 11/23/34 ... 29,910,000 MXN 1,610,284
Mexican Bonos Desarr Fixed Rate ,
M, 7.5%, 5/26/33 ............... 217,650,000 MXN 11,618,425
M, Senior Bond, 8.5%, 5/31/29 ..... 35,600,000 MXN 2,052,873
M, Senior Bond, 8.5%, 11/18/38 .... 17,630,000 MXN 991,124
M, Senior Bond, 7.75%, 11/13/42 ... 37,940,000 MXN 1,967,102
18,849,900
Mongolia 1.5%
e
Mongolia Government Bond ,
Senior Bond, 144A, 4.45%, 7/07/31 . 4,370,000 3,672,433
Senior Note, 144A, 5.125%, 4/07/26 . 200,000 194,482
Senior Note, 144A, 3.5%, 7/07/27 .. 1,380,000 1,234,881
5,101,796
Norway 4.3%
e
Norway Government Bond, Senior
Bond, 144A, Reg S, 3%, 3/14/24 ... 145,917,000 NOK 14,313,033
Panama 2.4%
Panama Government Bond ,
Senior Bond, 6.4%, 2/14/35 ....... 1,110,000 1,086,210
Senior Bond, 6.7%, 1/26/36 ....... 4,850,000 4,818,431
Senior Bond, 6.875%, 1/31/36 ..... 2,150,000 2,150,571
8,055,212
Sri Lanka 0.7%
e,f
Sri Lanka Government Bond ,
Senior Bond, 144A, 6.2%, 5/11/27 .. 3,160,000 1,604,656
Senior Bond, 144A, 6.75%, 4/18/28 . 460,000 232,557

Templeton Income Trust
Schedule of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Sri Lanka (continued)
e,f
Sri Lanka Government Bond,
(continued)
Senior Bond, 144A, 7.85%, 3/14/29 . 659,000 $ 332,847
2,170,060
Supranational 3.2%
g
Asian Development Bank ,
Senior Note, 11.75%, 7/24/24 ...... 24,954,000,000 COP 6,401,947
Senior Note, 11.2%, 1/31/25 ....... 16,141,000,000 COP 4,120,119
10,522,066
Thailand 4.5%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 212,560,000 THB 6,108,976
1%, 6/17/27 ................... 311,600,000 THB 8,635,954
14,744,930
Total Foreign Government and Agency Securities (Cost $291,747,260) ............
273,672,308
U.S. Government and Agency Securities 7.3%
United States 7.3%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ................ 17,510,000 15,620,493
3.75%, 11/15/43 ................ 8,960,000 8,377,250
23,997,743
Total U.S. Government and Agency Securities (Cost $24,338,714) .................
23,997,743
Shares
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 2,168,033 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $364,671,868) ...............................
297,670,051
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.1%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, March Strike
Price 18.55 MXN, Expires 3/13/24 .. 1 38,684,000 178,765
178,765
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, February Strike
Price 16.04 MXN, Expires 2/01/24 .. 1 9,671,000 1,779

Templeton Income Trust
Schedule of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty BZWS, March Strike
Price 17.39 MXN, Expires 3/13/24 .. 1 9,671,000 $ 275,695
277,474
Total Options Purchased (Cost $615,559) ......................................
456,239
Short Term Investments 6.9%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 2.0%
Germany 2.0%
e,h
Germany Treasury Bills , Reg S, 3/20/24
6,189,000 EUR 6,779,060
Total Foreign Government and Agency Securities (Cost $6,501,168) ...............
6,779,060
Shares
Money Market Funds 4.9%
United States 4.9%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio, 5.034% ......... 16,359,736 16,359,736
Total Money Market Funds (Cost $16,359,736) ..................................
16,359,736
a a a a a
Total Short Term Investments (Cost $22,860,904 ) ................................
23,138,796
a a a
Total Investments (Cost $388,148,331) 96.9% ...................................
$321,265,086
Options Written (0.1)% .......................................................
(461,038)
Other Assets, less Liabilities 3.2% .............................................
10,342,479
Net Assets 100.0% ...........................................................
$331,146,527
a a a
a
Number of
Contracts
Notional
Amount
#
k
Options Written (0.1)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, March Strike
Price 18.32 MXN, Expires 3/13/24 .. 1 9,671,000 (56,655)
Foreign Exchange USD/MXN,
Counterparty BZWS, March Strike
Price 19.18 MXN, Expires 3/13/24 .. 1 9,671,000 (24,140)
(80,795)

Templeton Income Trust
Schedule of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
k
Options Written
(continued)
a
Puts - Over-the-Counter
a
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, March Strike
Price 17.14 MXN, Expires 3/13/24 .. 1 19,341,000 $ (380,243)
(380,243)
Total Options Written (Premiums received $393,986) ............................
$ (461,038)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Non-income producing.
c
See Note 9 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the aggregate value of these securities was $85,709,756, representing 25.9% of net assets.
f
See Note 7 regarding defaulted securities.
g
A supranational organization is an entity formed by two or more central governments through international treaties.
h
The security was issued on a discount basis with no stated coupon rate.
i
See Note 3(f) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
k
See Note 1(c) regarding written options.

Templeton Income Trust
Schedule of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At December 31, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... HSBK Buy 797,617,100 9,558,940 1/08/24 $ 23,535 $ —
Indian Rupee ...... HSBK Sell 362,810,000 4,346,960 1/08/24 — (11,795)
Indian Rupee ...... HSBK Buy 102,214,374 1,226,062 2/12/24 69 —
Indian Rupee ...... CITI Buy 1,070,227,980 12,800,239 3/20/24 14,802 —
South Korean Won .. DBAB Buy 43,703,800,000 33,389,717 3/20/24 511,059 —
Australian Dollar .... MSCO Buy 7,500,000 4,786,275 3/25/24 338,357 —
Japanese Yen ...... MSCO Buy 2,579,000,000 17,846,516 4/05/24 720,043 —
Japanese Yen ...... MSCO Sell 228,700,000 1,631,240 4/05/24 — (15,201)
Japanese Yen ...... BNDP Buy 706,082,800 4,946,078 4/15/24 144,623 —
Japanese Yen ...... BOFA Buy 828,382,560 5,802,502 4/15/24 169,953 —
Japanese Yen ...... DBAB Buy 2,664,554,060 18,654,757 4/15/24 556,089 —
Norwegian Krone ... MSCO Buy 10,876,000 976,854 4/29/24 96,357 —
Norwegian Krone ... MSCO Sell 1,620,000 151,038 4/29/24 — (8,819)
Australian Dollar .... DBAB Buy 5,563,000 3,658,969 5/22/24 146,828 —
Australian Dollar .... JPHQ Buy 30,576,000 20,204,729 5/22/24 713,127 —
Australian Dollar .... MSCO Buy 5,930,000 3,936,690 6/11/24 121,822 —
Japanese Yen ...... MSCO Buy 2,924,000,000 20,705,869 6/20/24 581,006 —
Mexican Peso ...... MSCO Buy 67,743,000 2,981,957 9/03/24 848,124 —
Mexican Peso ...... MSCO Sell 67,743,000 2,880,046 9/03/24 — (950,035)
Total Forward Exchange Contracts ................................................... $4,985,794 $(985,850)
Net unrealized appreciation (depreciation) ............................................ $3,999,944
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Schedule of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2023, the Fund had the following interest rate swap contracts outstanding. See Note 1 ( c ).
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.285% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/03/33 4,920,000 $ (144,250) $ — $ (144,250)
Total Interest Rate Swap Contracts .................................... $(144,250) $ — $(144,250)
*
In U.S. dollars unless otherwise indicated.
See Note  10  regarding other derivative information.
See Abbreviations on page 104 .

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.33 $8.17 $9.01 $9.77 $10.14
Income from investment operations
a
:
Net investment income
b
......................... 0.28 0.28 0.23 0.20 0.42
Net realized and unrealized gains (losses) ........... (0.10) (0.76) (0.82) (0.75) (0.23)
Total from investment operations .................... 0.18 (0.48) (0.59) (0.55) 0.19
Less distributions from:
Net investment income and net foreign currency gains .. — — — (—)
c
(0.56)
Tax return of capital ............................ (0.29) (0.36) (0.25) (0.21) —
Total distributions ............................... (0.29) (0.36) (0.25) (0.21) (0.56)
Net asset value, end of year ....................... $7.22 $7.33 $8.17 $9.01 $9.77
Total return
d
................................... 2.80% (5.90)% (6.65)% (5.66)% 1.86%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.65% 1.73% 1.37% 1.21% 1.20%
Expenses net of waiver and payments by affiliates ....... 0.84% 1.04% 0.99% 1.00% 1.00%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.81% 1.04%
e
0.99%
e
0.99% 0.98%
Net investment income ........................... 3.91% 3.64% 2.69% 2.12% 4.18%
Supplemental data
Net assets, end of year (000’s) ..................... $11,678 $13,703 $17,129 $22,455 $39,532
Portfolio turnover rate ............................ 90.98% 9.13% 60.68% 86.26% 24.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.35 $8.19 $9.02 $9.78 $10.16
Income from investment operations
a
:
Net investment income
b
......................... 0.25 0.25 0.19 0.16 0.39
Net realized and unrealized gains (losses) ........... (0.10) (0.76) (0.81) (0.75) (0.25)
Total from investment operations .................... 0.15 (0.51) (0.62) (0.59) 0.14
Less distributions from:
Net investment income and net foreign currency gains .. — — — (—)
c
(0.52)
Tax return of capital ............................ (0.26) (0.33) (0.21) (0.17) —
Total distributions ............................... (0.26) (0.33) (0.21) (0.17) (0.52)
Net asset value, end of year ....................... $7.24 $7.35 $8.19 $9.02 $9.78
Total return
d
................................... 2.37% (6.30)% (6.96)% (6.03)% 1.35%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 2.05% 2.16% 1.71% 1.61% 1.60%
Expenses net of waiver and payments by affiliates ....... 1.24% 1.43% 1.39% 1.40% 1.40%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.21% 1.43%
e
1.39%
e
1.39% 1.38%
Net investment income ........................... 3.49% 3.28% 2.22% 1.70% 3.78%
Supplemental data
Net assets, end of year (000’s) ..................... $662 $842 $1,365 $3,541 $6,694
Portfolio turnover rate ............................ 90.98% 9.13% 60.68% 86.26% 24.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.33 $8.17 $9.01 $9.76 $10.14
Income from investment operations
a
:
Net investment income
b
......................... 0.25 0.25 0.21 0.17 0.41
Net realized and unrealized gains (losses) ........... (0.08) (0.75) (0.82) (0.73) (0.25)
Total from investment operations .................... 0.17 (0.50) (0.61) (0.56) 0.16
Less distributions from:
Net investment income and net foreign currency gains .. — — — (—)
c
(0.54)
Tax return of capital ............................ (0.28) (0.34) (0.23) (0.19) —
Total distributions ............................... (0.28) (0.34) (0.23) (0.19) (0.54)
Net asset value, end of year ....................... $7.22 $7.33 $8.17 $9.01 $9.76
Total return .................................... 2.41% (6.12)% (6.90)% (5.83)% 1.52%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.87% 1.94% 1.63% 1.46% 1.45%
Expenses net of waiver and payments by affiliates ....... 1.09% 1.29% 1.24% 1.25% 1.25%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.06% 1.29%
d
1.24%
d
1.24% 1.23%
Net investment income ........................... 3.53% 3.35% 2.41% 1.82% 3.93%
Supplemental data
Net assets, end of year (000’s) ..................... $52 $117 $107 $138 $254
Portfolio turnover rate ............................ 90.98% 9.13% 60.68% 86.26% 24.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.32 $8.17 $9.01 $9.77 $10.15
Income from investment operations
a
:
Net investment income
b
......................... 0.29 0.31 0.22 0.19 0.45
Net realized and unrealized gains (losses) ........... (0.08) (0.77) (0.78) (0.70) (0.23)
Total from investment operations .................... 0.21 (0.46) (0.56) (0.51) 0.22
Less distributions from:
Net investment income and net foreign currency gains .. — — — (—)
c
(0.60)
Tax return of capital ............................ (0.33) (0.39) (0.28) (0.25) —
Total distributions ............................... (0.33) (0.39) (0.28) (0.25) (0.60)
Net asset value, end of year ....................... $7.20 $7.32 $8.17 $9.01 $9.77
Total return .................................... 2.97% (5.44)% (6.29)% (5.29)% 2.14%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.49% 1.43% 0.94% 0.80% 1.24%
Expenses net of waiver and payments by affiliates ....... 0.63% 0.64% 0.60% 0.61% 0.62%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.60% 0.64%
d
0.60%
d
0.60% 0.60%
Net investment income ........................... 4.11% 4.06% 2.55% 2.14% 4.56%
Supplemental data
Net assets, end of year (000’s) ..................... $4,782 $5,809 $8,242 $47,663 $3,878
Portfolio turnover rate ............................ 90.98% 9.13% 60.68% 86.26% 24.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.33 $8.17 $9.02 $9.78 $10.15
Income from investment operations
a
:
Net investment income
b
......................... 0.29 0.30 0.25 0.21 0.45
Net realized and unrealized gains (losses) ........... (0.08) (0.76) (0.83) (0.73) (0.23)
Total from investment operations .................... 0.21 (0.46) (0.58) (0.52) 0.22
Less distributions from:
Net investment income and net foreign currency gains .. — — — (—)
c
(0.59)
Tax return of capital ............................ (0.31) (0.38) (0.27) (0.24) —
Total distributions ............................... (0.31) (0.38) (0.27) (0.24) (0.59)
Net asset value, end of year ....................... $7.23 $7.33 $8.17 $9.02 $9.78
Total return .................................... 3.05% (5.68)% (6.52)% (5.41)% 2.12%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.40% 1.50% 0.99% 0.96% 0.95%
Expenses net of waiver and payments by affiliates ....... 0.59% 0.78% 0.74% 0.75% 0.75%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.56% 0.78%
d
0.74%
d
0.74% 0.73%
Net investment income ........................... 4.10% 3.95% 2.88% 2.30% 4.43%
Supplemental data
Net assets, end of year (000’s) ..................... $11,873 $16,520 $24,744 $284,611 $393,873
Portfolio turnover rate ............................ 90.98% 9.13% 60.68% 86.26% 24.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Schedule of Investments, December 31, 2023
Templeton International Bond Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 73.7%
Australia 9.5%
New South Wales Treasury Corp. ,
Senior Bond, 2%, 3/08/33 ........ 1,785,000 AUD $ 988,570
a
Senior Bond, Reg S, 1.75%, 3/20/34 231,000 AUD 120,925
Queensland Treasury Corp. ,
Senior Bond, 2%, 8/22/33 ........ 410,000 AUD 225,756
a
Senior Bond, 144A, Reg S, 1.75%,
7/20/34 ...................... 841,000 AUD 439,133
Treasury Corp. of Victoria ,
a
Senior Bond, Reg S, 2.25%, 9/15/33 1,294,000 AUD 716,560
Senior Bond, 2.25%, 11/20/34 ..... 527,000 AUD 282,364
2,773,308
Brazil 7.2%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 7,200,000 BRL 1,493,804
10%, 1/01/31 .................. 940,000 BRL 191,992
F, 10%, 1/01/29 ................ 2,040,000 BRL 420,559
2,106,355
Colombia 6.6%
Colombia Titulos de Tesoreria ,
B, 7.5%, 8/26/26 ............... 3,408,000,000 COP 841,504
B, 6%, 4/28/28 ................. 81,000,000 COP 18,452
B, 7.75%, 9/18/30 .............. 399,000,000 COP 93,909
B, 7%, 3/26/31 ................. 142,000,000 COP 31,631
B, 7%, 6/30/32 ................. 670,000,000 COP 144,993
B, 13.25%, 2/09/33 ............. 357,000,000 COP 109,415
B, 7.25%, 10/18/34 ............. 608,000,000 COP 129,261
B, 6.25%, 7/09/36 .............. 290,000,000 COP 54,762
B, 9.25%, 5/28/42 .............. 2,152,000,000 COP 504,232
1,928,159
Germany 2.8%
a
Bundesobligation, Reg S, 10/18/24 ... 213,000 EUR 229,309
a
Bundesrepublik Deutschland, Reg S,
6.25%, 1/04/24 ................ 69,000 EUR 76,192
a
Bundesschatzanweisungen, Reg S,
0.4%, 9/13/24 ................. 463,000 EUR 501,108
806,609
Ghana 1.1%
b
Ghana Government Bond ,
PIK, 8.35%, 2/16/27 ............. 635,351 GHS 28,892
PIK, 8.5%, 2/15/28 .............. 1,007,764 GHS 39,455
PIK, 8.65%, 2/13/29 ............. 1,004,979 GHS 34,704
PIK, 8.8%, 2/12/30 .............. 1,005,719 GHS 31,411
PIK, 8.95%, 2/11/31 ............. 900,129 GHS 25,893
PIK, 9.1%, 2/10/32 .............. 900,791 GHS 24,401
PIK, 9.25%, 2/08/33 ............. 901,453 GHS 23,333
PIK, 9.4%, 2/07/34 .............. 852,519 GHS 21,370
PIK, 9.55%, 2/06/35 ............. 853,145 GHS 20,935
PIK, 9.7%, 2/05/36 .............. 853,770 GHS 20,682
PIK, 9.85%, 2/03/37 ............. 854,396 GHS 20,565

Templeton Income Trust
Schedule of Investments
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana (continued)
b
Ghana Government Bond, (continued)
PIK, 10%, 2/02/38 .............. 855,022 GHS $ 20,551
312,192
India 4.4%
India Government Bond ,
Senior Bond, 7.26%, 8/22/32 ...... 18,000,000 INR 216,816
Senior Note, 7.1%, 4/18/29 ....... 87,300,000 INR 1,047,474
1,264,290
Indonesia 8.8%
Indonesia Government Bond ,
FR68, 8.375%, 3/15/34 .......... 6,948,000,000 IDR 504,708
FR96, 7%, 2/15/33 .............. 30,357,000,000 IDR 2,044,469
2,549,177
Malaysia 8.0%
Malaysia Government Bond ,
4.181%, 7/15/24 ................ 430,000 MYR 93,937
4.059%, 9/30/24 ................ 770,000 MYR 168,307
3.882%, 3/14/25 ................ 1,180,000 MYR 258,471
3.955%, 9/15/25 ................ 150,000 MYR 32,910
3.9%, 11/30/26 ................. 1,480,000 MYR 325,635
3.892%, 3/15/27 ................ 130,000 MYR 28,548
3.502%, 5/31/27 ................ 200,000 MYR 43,408
3.899%, 11/16/27 ............... 4,520,000 MYR 993,688
3.733%, 6/15/28 ................ 340,000 MYR 74,242
4.498%, 4/15/30 ................ 510,000 MYR 115,784
3.582%, 7/15/32 ................ 870,000 MYR 185,896
2,320,826
Mexico 11.0%
Mexican Bonos ,
M, 10%, 11/20/36 ............... 1,000,000 MXN 63,485
M, Senior Bond, 7.75%, 11/23/34 ... 3,060,000 MXN 164,743
Mexican Bonos Desarr Fixed Rate ,
M, 7.75%, 5/29/31 .............. 30,290,000 MXN 1,664,866
M, 7.5%, 5/26/33 ............... 15,970,000 MXN 852,498
M, Senior Bond, 8.5%, 5/31/29 ..... 2,500,000 MXN 144,163
M, Senior Bond, 8.5%, 11/18/38 .... 1,830,000 MXN 102,879
M, Senior Bond, 7.75%, 11/13/42 ... 3,940,000 MXN 204,280
3,196,914
Panama 2.0%
Panama Government Bond, Senior
Bond, 6.4%, 2/14/35 ............ 580,000 567,569
Singapore 4.4%
Singapore Government Bond ,
2.625%, 8/01/32 ................ 432,000 SGD 325,232
3.375%, 9/01/33 ................ 1,200,000 SGD 962,000
1,287,232
South Korea 4.4%
Korea Treasury Bonds, 1.875%, 6/10/26 1,716,520,000 KRW 1,286,607

Templeton Income Trust
Schedule of Investments
Templeton International Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Thailand 3.5%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 19,770,000 THB $ 568,190
1%, 6/17/27 ................... 14,770,000 THB 409,349
Senior Note, 1.78%, 11/28/24 ...... 220,000 THB 6,361
Senior Note, 2.04%, 5/29/25 ...... 1,230,000 THB 35,589
1,019,489
Total Foreign Government and Agency Securities (Cost $21,751,391) ..............
21,418,727
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.3%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, March Strike
Price 18.55 MXN, Expires 3/13/24 .. 1 6,564,000 30,333
30,333
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, February Strike
Price 16.04 MXN, Expires 2/01/24 .. 1 791,000 146
Foreign Exchange USD/MXN,
Counterparty BZWS, February Strike
Price 16.04 MXN, Expires 2/01/24 .. 1 850,000 156
Foreign Exchange USD/MXN,
Counterparty BZWS, March Strike
Price 17.39 MXN, Expires 3/13/24 .. 1 1,641,000 46,781
47,083
Total Options Purchased (Cost $105,725) ......................................
77,416
Short Term Investments 24.6%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 8.0%
Germany 1.6%
a,c
Germany Treasury Bills , Reg S, 3/20/24
437,000 EUR 478,664
Japan 6.4%
c
Japan Treasury Bills ,
2/20/24 ...................... 83,700,000 JPY 593,866
6/20/24 ...................... 11,000,000 JPY 78,090
7/22/24 ...................... 166,200,000 JPY 1,179,923
1,851,879
Total Foreign Government and Agency Securities (Cost $2,257,474) ...............
2,330,543

Templeton Income Trust
Schedule of Investments
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Money Market Funds 16.6%
United States 16.6%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio, 5.034% ......... 4,817,812 $ 4,817,812
Total Money Market Funds (Cost $4,817,812) ...................................
4,817,812
a a a a a
Total Short Term Investments (Cost $7,075,286 ) .................................
7,148,355
a a a
Total Investments (Cost $28,932,402) 98.6% ....................................
$28,644,498
Options Written (0.3)% .......................................................
(78,233)
Other Assets, less Liabilities 1.7% .............................................
480,897
Net Assets 100.0% ...........................................................
$29,047,162
a a a
a
Number of
Contracts
Notional
Amount
#
f
Options Written (0.3)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, March Strike
Price 18.32 MXN, Expires 3/13/24 .. 1 1,641,000 (9,613)
Foreign Exchange USD/MXN,
Counterparty BZWS, March Strike
Price 19.18 MXN, Expires 3/13/24 .. 1 1,641,000 (4,096)
(13,709)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, March Strike
Price 17.14 MXN, Expires 3/13/24 .. 1 3,282,000 (64,524)
(64,524)
Total Options Written (Premiums received $66,854) .............................
$ (78,233)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the aggregate value of these securities was $2,561,891, representing 8.8% of net assets.
b
Income may be received in additional securities and/or cash.
c
The security was issued on a discount basis with no stated coupon rate.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(c) regarding written options.

Templeton Income Trust
Schedule of Investments
Templeton International Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chilean Peso ...... HSBK Buy 126,000,000 144,394 1/04/24 $ — $ (1,376)
Chilean Peso ...... HSBK Sell 126,000,000 144,994 1/04/24 1,975 —
Chilean Peso ...... HSBK Buy 126,000,000 144,864 1/18/24 — (1,830)
Chilean Peso ...... JPHQ Buy 115,700,000 132,579 1/31/24 — (1,224)
Chilean Peso ...... HSBK Buy 102,300,000 117,015 2/05/24 — (889)
Chilean Peso ...... JPHQ Buy 152,000,000 173,560 2/05/24 — (1,018)
Indian Rupee ...... CITI Buy 52,990,400 633,781 3/20/24 733 —
Indian Rupee ...... JPHQ Buy 40,526,500 482,976 3/20/24 2,294 —
Indian Rupee ...... JPHQ Sell 12,500,000 149,307 3/20/24 — (369)
New Zealand Dollar . CITI Buy 1,670,000 990,624 3/20/24 65,526 —
New Zealand Dollar . CITI Sell 280,000 172,376 3/20/24 — (4,703)
Singapore Dollar .... CITI Buy 1,850,000 1,373,422 3/20/24 33,379 —
Singapore Dollar .... CITI Sell 1,810,000 1,335,072 3/20/24 — (41,312)
South Korean Won .. HSBK Buy 2,112,900,000 1,600,888 3/20/24 38,075 —
Japanese Yen ...... BOFA Buy 95,569,950 669,914 3/21/24 16,467 —
Japanese Yen ...... BOFA Sell 34,300,000 244,267 3/21/24 — (2,075)
Japanese Yen ...... BNDP Buy 47,525,120 332,911 4/15/24 9,734 —
Japanese Yen ...... BOFA Buy 49,313,600 345,423 4/15/24 10,117 —
Japanese Yen ...... DBAB Buy 219,993,550 1,540,192 4/15/24 45,912 —
Japanese Yen ...... GSCO Buy 369,900,000 2,587,803 4/15/24 79,095 —
Australian Dollar .... CITI Buy 245,000 159,799 5/07/24 7,761 —
Australian Dollar .... DBAB Buy 245,000 159,647 5/07/24 7,913 —
Australian Dollar .... DBAB Buy 521,000 342,679 5/22/24 13,751 —
Australian Dollar .... JPHQ Buy 489,000 321,390 5/22/24 13,148 —
Norwegian Krone ... CITI Buy 12,373,000 1,138,568 6/11/24 83,196 —
Norwegian Krone ... DBAB Buy 1,192,000 109,978 6/11/24 7,725 —
Total Forward Exchange Contracts ................................................... $436,801 $(54,796)
Net unrealized appreciation (depreciation) ............................................ $382,005
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  10  regarding other derivative information.
See A bbreviations on page 104 .

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $4.91 $5.82 $6.70 $7.73 $8.13
Income from investment operations
a
:
Net investment income
b
......................... 0.31 0.26 0.48 0.48 0.62
Net realized and unrealized gains (losses) ........... 0.27 (0.86) (0.83) (1.00) (0.51)
Total from investment operations .................... 0.58 (0.60) (0.35) (0.52) 0.11
Less distributions from:
Net investment income .......................... (0.02) — — (0.01) (0.51)
Tax return of capital ............................ (0.29) (0.31) (0.53) (0.50) —
Total distributions ............................... (0.31) (0.31) (0.53) (0.51) (0.51)
Net asset value, end of year ....................... $5.18 $4.91 $5.82 $6.70 $7.73
Total return
c
................................... 12.13% (10.51)% (5.54)% (6.80)% 1.33%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.66% 2.91% 2.77% 2.10% 2.16%
Expenses net of waiver and payments by affiliates ....... 1.12% 1.08% 1.13% 1.07% 1.13%
Net investment income ........................... 6.13% 4.90% 7.58% 6.84% 7.75%
Supplemental data
Net assets, end of year (000’s) ..................... $9,849 $10,984 $14,821 $16,004 $21,984
Portfolio turnover rate ............................ 86.75% 58.11% 40.55% 56.59% 23.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $4.91 $5.81 $6.69 $7.72 $8.12
Income from investment operations
a
:
Net investment income
b
......................... 0.29 0.24 0.45 0.44 0.59
Net realized and unrealized gains (losses) ........... 0.27 (0.86) (0.83) (0.99) (0.52)
Total from investment operations .................... 0.56 (0.62) (0.38) (0.55) 0.07
Less distributions from:
Net investment income .......................... (0.03) — — (0.01) (0.47)
Tax return of capital ............................ (0.26) (0.28) (0.50) (0.47) —
Total distributions ............................... (0.29) (0.28) (0.50) (0.48) (0.47)
Net asset value, end of year ....................... $5.18 $4.91 $5.81 $6.69 $7.72
Total return
c
................................... 11.70% (10.79)% (5.96)% (7.22)% 0.89%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 3.08% 3.34% 3.13% 2.54% 2.56%
Expenses net of waiver and payments by affiliates ....... 1.54% 1.54% 1.54% 1.51% 1.53%
Net investment income ........................... 5.72% 4.52% 7.18% 6.33% 7.35%
Supplemental data
Net assets, end of year (000’s) ..................... $689 $734 $1,310 $1,821 $2,276
Portfolio turnover rate ............................ 86.75% 58.11% 40.55% 56.59% 23.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $4.92 $5.83 $6.71 $7.73 $8.14
Income from investment operations
a
:
Net investment income
b
......................... 0.30 0.24 0.48 0.47 0.62
Net realized and unrealized gains (losses) ........... 0.26 (0.86) (0.83) (0.98) (0.52)
Total from investment operations .................... 0.56 (0.62) (0.35) (0.51) 0.10
Less distributions from:
Net investment income .......................... (0.05) — — (0.01) (0.51)
Tax return of capital ............................ (0.24) (0.29) (0.53) (0.50) —
Total distributions ............................... (0.29) (0.29) (0.53) (0.51) (0.51)
Net asset value, end of year ....................... $5.19 $4.92 $5.83 $6.71 $7.73
Total return .................................... 11.86% (10.76)% (5.56)% (6.81)% 1.32%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.88% 3.21% 2.81% 2.13% 2.18%
Expenses net of waiver and payments by affiliates ....... 1.39% 1.39% 1.16% 1.10% 1.15%
Net investment income ........................... 5.92% 4.59% 7.55% 6.67% 7.73%
Supplemental data
Net assets, end of year (000’s) ..................... $13 $10 $12 $12 $13
Portfolio turnover rate ............................ 86.75% 58.11% 40.55% 56.59% 23.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $4.91 $5.83 $6.71 $7.74 $8.14
Income from investment operations
a
:
Net investment income
b
......................... 0.32 0.26 0.51 0.52 0.66
Net realized and unrealized gains (losses) ........... 0.27 (0.86) (0.84) (1.02) (0.52)
Total from investment operations .................... 0.59 (0.60) (0.33) (0.50) 0.14
Less distributions from:
Net investment income .......................... (0.04) — — (0.01) (0.54)
Tax return of capital ............................ (0.28) (0.32) (0.55) (0.52) —
Total distributions ............................... (0.32) (0.32) (0.55) (0.53) (0.54)
Net asset value, end of year ....................... $5.18 $4.91 $5.83 $6.71 $7.74
Total return .................................... 12.47% (10.41)% (5.19)% (6.47)% 1.69%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.47% 2.86% 2.56% 2.04% 1.94%
Expenses net of waiver and payments by affiliates ....... 0.86% 0.86% 0.77% 0.75% 0.75%
Net investment income ........................... 6.44% 5.09% 8.00% 7.37% 8.13%
Supplemental data
Net assets, end of year (000’s) ..................... $654 $599 $663 $598 $1,057
Portfolio turnover rate ............................ 86.75% 58.11% 40.55% 56.59% 23.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $4.94 $5.85 $6.73 $7.75 $8.16
Income from investment operations
a
:
Net investment income
b
......................... 0.32 0.27 0.50 0.51 0.63
Net realized and unrealized gains (losses) ........... 0.27 (0.86) (0.84) (1.01) (0.51)
Total from investment operations .................... 0.59 (0.59) (0.34) (0.50) 0.12
Less distributions from:
Net investment income .......................... (0.15) — — (0.01) (0.53)
Tax return of capital ............................ (0.17) (0.32) (0.54) (0.51) —
Total distributions ............................... (0.32) (0.32) (0.54) (0.52) (0.53)
Net asset value, end of year ....................... $5.21 $4.94 $5.85 $6.73 $7.75
Total return .................................... 12.35% (10.28)% (5.28)% (6.46)% 1.45%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.42% 2.70% 2.51% 1.91% 1.91%
Expenses net of waiver and payments by affiliates ....... 0.89% 0.88% 0.89% 0.86% 0.88%
Net investment income ........................... 6.42% 5.14% 7.83% 7.20% 8.00%
Supplemental data
Net assets, end of year (000’s) ..................... $5,206 $1,676 $3,063 $3,950 $14,504
Portfolio turnover rate ............................ 86.75% 58.11% 40.55% 56.59% 23.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.

Templeton Income Trust
Schedule of Investments, December 31, 2023
Templeton Sustainable Emerging Markets Bond Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Broadline Retail 2,171,539 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Broadline Retail 619,903 —
—
Total Common Stocks (Cost $14,998) ..........................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 2.7%
Costa Rica 2.7%
a,c
Reventazon Finance Trust , Senior
Secured Bond , 144A, 8% , 11/15/33 . Financial Services 450,660 450,124
South Africa 0.0%
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Broadline Retail 188,190 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Broadline Retail 55,416 EUR —
a,d,e
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
12/31/22 ..................... Broadline Retail 237,804 —
—
Total Corporate Bonds (Cost $751,695) ........................................
450,124
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 91.2%
Brazil 9.4%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 630,000 BRL 130,708
10%, 1/01/31 .................. 3,136,000 BRL 640,516
10%, 1/01/33 .................. 2,442,000 BRL 495,984
F, 10%, 1/01/29 ................ 1,362,000 BRL 280,785
1,547,993
Colombia 9.5%
Colombia Government Bond, Senior
Bond, 9.85%, 6/28/27 ............ 13,000,000 COP 3,188
Colombia Titulos de Tesoreria ,
B, 7.75%, 9/18/30 .............. 123,500,000 COP 29,067
B, 7%, 3/26/31 ................. 5,464,400,000 COP 1,217,215
B, 7%, 6/30/32 ................. 107,000,000 COP 23,156
B, 13.25%, 2/09/33 ............. 260,000,000 COP 79,686
B, 7.25%, 10/18/34 ............. 257,000,000 COP 54,638
B, 6.25%, 7/09/36 .............. 64,000,000 COP 12,085
B, 9.25%, 5/28/42 .............. 580,000,000 COP 135,899
1,554,934
Czech Republic 3.1%
Czech Republic Government Bond,
1.75%, 6/23/32 ................ 13,100,000 CZK 504,995

Templeton Income Trust
Schedule of Investments
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Dominican Republic 2.3%
e
Dominican Republic Government Bond,
Senior Bond, 144A, 5.875%, 1/30/60 441,000 $ 382,567
Ecuador 4.0%
e
Ecuador Government Bond ,
Senior Bond, 144A, 3.5%, 7/31/35 .. 1,199,500 432,274
Senior Note, 144A, 6%, 7/31/30 .... 491,000 229,353
661,627
Egypt 2.2%
e
Egypt Government Bond, Senior Note,
144A, 5.25%, 10/06/25 ........... 390,000 355,649
Ghana 1.1%
d
Ghana Government Bond ,
PIK, 8.35%, 2/16/27 ............. 794,130 GHS 36,112
PIK, 8.5%, 2/15/28 .............. 794,716 GHS 31,114
PIK, 8.65%, 2/13/29 ............. 745,842 GHS 25,756
PIK, 8.8%, 2/12/30 .............. 746,392 GHS 23,312
PIK, 8.95%, 2/11/31 ............. 740,996 GHS 21,315
PIK, 9.1%, 2/10/32 .............. 741,541 GHS 20,087
PIK, 9.25%, 2/08/33 ............. 742,086 GHS 19,208
PIK, 9.4%, 2/07/34 .............. 47,664 GHS 1,195
PIK, 9.55%, 2/06/35 ............. 47,699 GHS 1,170
PIK, 9.7%, 2/05/36 .............. 47,733 GHS 1,156
PIK, 9.85%, 2/03/37 ............. 47,768 GHS 1,150
PIK, 10%, 2/02/38 .............. 47,803 GHS 1,149
182,724
Hungary 1.2%
Hungary Government Bond, 1%,
11/26/25 ..................... 75,000,000 HUF 196,678
India 3.9%
India Government Bond, Senior Bond,
7.29%, 1/27/33 ................ 52,370,000 INR 633,614
Indonesia 9.8%
Indonesia Government Bond ,
FR68, 8.375%, 3/15/34 .......... 4,776,000,000 IDR 346,932
FR87, 6.5%, 2/15/31 ............ 792,000,000 IDR 51,233
FR91, 6.375%, 4/15/32 .......... 7,387,000,000 IDR 474,928
FR95, 6.375%, 8/15/28 .......... 4,200,000,000 IDR 272,300
FR96, 7%, 2/15/33 .............. 6,920,000,000 IDR 466,045
1,611,438
Malaysia 5.3%
Malaysia Government Bond ,
4.059%, 9/30/24 ................ 1,330,000 MYR 290,712
3.899%, 11/16/27 ............... 1,940,000 MYR 426,494
4.498%, 4/15/30 ................ 630,000 MYR 143,027
860,233
Mexico 2.4%
Mexican Bonos Desarr Fixed Rate , M,
7.5%, 5/26/33 ................. 7,370,000 MXN 393,420

Templeton Income Trust
Schedule of Investments
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Oman 1.8%
e
Oman Government Bond, Senior Bond,
144A, 7%, 1/25/51 .............. 275,000 $ 297,561
Panama 2.0%
Panama Government Bond, Senior
Bond, 6.875%, 1/31/36 ........... 330,000 330,088
Romania 5.1%
e
Romania Government Bond ,
144A, 1.75%, 7/13/30 ............ 50,000 EUR 44,743
144A, 2.75%, 4/14/41 ............ 510,000 EUR 379,552
144A, 2.875%, 4/13/42 ........... 560,000 EUR 419,467
843,762
Serbia 2.9%
Serbia Treasury Bonds, 4.5%, 8/20/32 . 57,400,000 RSD 480,315
Seychelles 1.1%
e
Seychelles International Bond, Senior
Bond, Reg S, 8%, 1/01/26 ........ 175,000 173,591
Singapore 4.2%
Singapore Government Bond ,
2.625%, 8/01/32 ................ 148,000 SGD 111,422
e
Senior Bond, Reg S, 3%, 8/01/72 ... 709,000 SGD 576,753
688,175
South Korea 4.0%
Korea Treasury Bonds ,
1.875%, 6/10/26 ................ 96,500,000 KRW 72,331
3.25%, 3/10/28 ................ 589,700,000 KRW 456,729
3.5%, 9/10/28 ................. 160,000,000 KRW 125,378
654,438
Supranational 11.8%
f
European Bank for Reconstruction &
Development ,
Senior Note, 0.84%, 6/26/24 ...... 250,000,000 HUF 695,064
Senior Note, 4.95%, 1/22/26 ...... 57,400,000 INR 661,155
f
International Bank for Reconstruction &
Development, Senior Bond, 7.07%,
6/26/29 ...................... 10,800,000 MXN 582,912
1,939,131
Uruguay 4.1%
g
Uruguay Government Bond, Index
Linked, Senior Bond, 3.875%, 7/02/40 24,973,715 UYU 675,748
Total Foreign Government and Agency Securities (Cost $15,052,249) ..............
14,968,681

Templeton Income Trust
Schedule of Investments
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a a a a a a
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 12,498 $ —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $15,818,942) ................................
15,418,805
Short Term Investments 3.6%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 3.6%
United States 3.6%
h,i
Institutional Fiduciary Trust - Money
Market Portfolio, 5.034% ......... 598,325 598,325
Total Money Market Funds (Cost $598,325) .....................................
598,325
a a a a a
Total Short Term Investments (Cost $598,325 ) ..................................
598,325
a a a
Total Investments (Cost $16,417,267) 97.5% ....................................
$16,017,130
Other Assets, less Liabilities 2.5% .............................................
394,978
Net Assets 100.0% ...........................................................
$16,412,108
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Non-income producing.
c
See Note 9 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the aggregate value of these securities was $3,291,510, representing 20.1% of net assets.
f
A supranational organization is an entity formed by two or more central governments through international treaties.
g
Principal amount of security is adjusted for inflation. See Note1(f).
h
See Note 3(f) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Schedule of Investments
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chilean Peso ...... HSBK Buy 84,800,000 97,180 1/04/24 $ — $ (926)
Chilean Peso ...... HSBK Sell 84,800,000 97,584 1/04/24 1,330 —
Indian Rupee ...... HSBK Buy 5,080,900 60,891 1/08/24 150 —
Chilean Peso ...... HSBK Buy 84,800,000 97,496 1/18/24 — (1,232)
Chilean Peso ...... JPHQ Buy 235,400,000 269,741 1/31/24 — (2,491)
Uruguayan Peso .... CITI Buy 2,800,000 69,273 2/01/24 1,021 —
Brazilian Real ...... MSCO Buy 1,570,000 320,088 2/02/24 769 —
Chilean Peso ...... HSBK Buy 68,900,000 78,810 2/05/24 — (599)
Chilean Peso ...... JPHQ Buy 102,400,000 116,924 2/05/24 — (686)
Mexican Peso ...... HSBK Buy 6,360,000 341,219 2/06/24 31,084 —
Mexican Peso ...... HSBK Sell 6,360,000 360,980 2/06/24 — (11,323)
Thai Baht ......... HSBK Buy 44,310,000 1,280,472 2/07/24 19,576 (8,321)
Columbian Peso .... GSCO Buy 370,000,000 91,341 2/08/24 3,581 —
Columbian Peso .... MSCO Buy 2,121,000,000 523,084 2/08/24 21,050 —
Malaysian Ringgit ... GSCO Buy 1,220,000 270,061 2/15/24 — (3,138)
Indian Rupee ...... CITI Buy 12,814,700 153,268 3/20/24 177 —
Indian Rupee ...... JPHQ Buy 12,453,500 148,415 3/20/24 705 —
Singapore Dollar .... CITI Buy 600,000 445,434 3/20/24 10,826 —
Indian Rupee ...... JPHQ Buy 971,100 11,589 4/15/24 23 —
Total Forward Exchange Contracts ................................................... $90,292 $(28,716)
Net unrealized appreciation (depreciation) ............................................ $61,576
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  10  regarding other derivative information.
See Abbreviations on page 104 .

Templeton Income Trust
Financial Statements
Statements of Assets and Liabilities
December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $4,139,630,646 $371,788,595 $24,114,590 $15,818,942
Cost - Non-controlled affiliates (Note 3 f ) ..... 361,448,074 16,359,736 4,817,812 598,325
Value - Unaffiliated issuers ............... $4,107,217,532 $304,905,350 $23,826,686 $15,418,805
Value - Non-controlled affiliates (Note 3 f ) ..... 361,448,074 16,359,736 4,817,812 598,325
Cash ................................. 1,705,777 11,306 — —
Restricted cash for OTC derivative contracts (Note
1 d ) ................................... 8,690,000 — — —
Foreign currency, at value (cost $6,306, $39,768,
$1,538 and $22,567, respectively) ........... 6,535 40,505 1,561 22,570
Receivables:
Capital shares sold ..................... 1,992,586 208,182 14,390 60,924
Interest .............................. 74,793,696 6,877,215 378,604 410,300
Foreign tax refund ...................... — 52,770 — —
Deposits with brokers for:
OTC derivative contracts ............... 193 — — —
Centrally cleared swap contracts ......... 19,627,718 216,031 — —
Unrealized appreciation on OTC forward exchange
contracts .............................. 60,716,440 4,985,794 436,801 90,292
Total assets ....................... 4,636,198,551 333,656,889 29,475,854 16,601,216
Liabilities:
Payables:
Capital shares redeemed ................ 21,274,929 376,367 74,199 44,229
Management fees ...................... 1,838,781 182,510 47,170 11,591
Distribution fees ....................... 526,057 42,894 2,809 2,451
Transfer agent fees ..................... 2,114,122 180,247 12,920 4,455
Registration and filing fees ............... 99,731 21,420 45,132 3,126
Professional fees ...................... 207,253 81,321 63,712 71,938
Trustees' fees and expenses .............. 2,053 647 39 2
Variation margin on centrally cleared swap
contracts ............................ 590,071 6,403 — —
Deposits from brokers for:
OTC derivative contracts ............... 8,690,000 — — —
Options written, at value (premiums received
$4,497,738, $393,986, $66,854 and $–,
respectively) ........................... 5,263,311 461,038 78,233 —
Unrealized depreciation on OTC forward exchange
contracts .............................. 12,890,002 985,850 54,796 28,716
Deferred tax ............................ 609,950 — 1,679 1,403
Accrued expenses and other liabilities ........ 1,355,191 171,665 48,003 21,197
Total liabilities ...................... 55,461,451 2,510,362 428,692 189,108
Net assets, at value .............. $4,580,737,100 $331,146,527 $29,047,162 $16,412,108
Net assets consist of:
Paid-in capital .......................... $7,258,547,062 $1,006,024,912 $53,814,652 $20,923,449
Total distributable earnings (losses) .......... (2,677,809,962) (674,878,385) (24,767,490) (4,511,341)
Net assets, at value .............. $4,580,737,100 $331,146,527 $29,047,162 $16,412,108

Templeton Income Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Class A:
Net assets, at value .................... $2,104,822,800 $163,439,888 $11,678,434 $9,849,489
Shares outstanding ..................... 270,903,143 22,846,175 1,617,134 1,900,469
Net asset value per share
a
............... $7.77 $7.15 $7.22 $5.18
Maximum offering price per share (net asset
value per share ÷ 96.25%) ............... $8.07 $7.43 $7.50 $5.38
Class C:
Net assets, at value .................... $79,605,864 $13,724,625 $661,927 $688,792
Shares outstanding ..................... 10,191,375 1,920,562 91,388 133,065
Net asset value and maximum offering price per
share
a
............................... $7.81 $7.15 $7.24 $5.18
Class R:
Net assets, at value .................... $100,332,594 $2,788,623 $52,186 $13,005
Shares outstanding ..................... 12,912,997 389,487 7,230 2,507
Net asset value and maximum offering price per
share ............................... $7.77 $7.16 $7.22 $5.19
Class R6:
Net assets, at value .................... $551,986,495 $31,027,300 $4,782,094 $654,328
Shares outstanding ..................... 71,481,851 4,336,703 664,139 126,198
Net asset value and maximum offering price per
share ............................... $7.72 $7.15 $7.20 $5.18
Advisor Class:
Net assets, at value .................... $1,743,989,347 $120,166,091 $11,872,521 $5,206,494
Shares outstanding ..................... 225,690,509 16,757,413 1,642,615 998,685
Net asset value and maximum offering price per
share ............................... $7.73 $7.17 $7.23 $5.21
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Income Trust
Financial Statements
Statements of Operations
for the year ended December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3f) .......... $13,537,953 $1,132,893 $348,513 $51,579
Interest: (net of foreign taxes of $7,007,813,
$411,910, $26,531 and $12,497, respectively)
Unaffiliated issuers ..................... 226,749,437 25,817,300 1,183,792 995,721
Total investment income ................ 240,287,390 26,950,193 1,532,305 1,047,300
Expenses:
Management fees (Note 3 a ) ................ 25,810,124 2,718,008 228,772 122,528
Distribution fees: (Note 3c )
    Class A ............................. 5,646,241 452,732 31,499 23,650
    Class C ............................. 650,032 105,207 4,698 4,585
    Class R ............................. 519,292 14,421 307 60
Transfer agent fees: (Note 3e )
    Class A ............................. 3,810,064 324,792 (1,209) 15,477
    Class C ............................. 170,507 29,139 (70) 1,055
    Class R ............................. 174,797 5,167 (6) 18
    Class R6 ............................ 290,757 22,179 4,434 1,367
    Advisor Class ......................... 3,477,990 287,153 (1,372) 4,048
Custodian fees (Note 4 ) ................... 982,576 (26,806) 13,567 6,188
Reports to shareholders fees ............... 461,508 29,037 11,504 5,504
Registration and filing fees ................. 219,331 75,804 91,826 75,145
Professional fees ........................ 248,634 118,988 106,146 98,604
Trustees' fees and expenses ............... 705,386 38,054 6,187 3,540
Other ................................. (50,002) 6,863 2,972 17,551
Total expenses ...................... 43,117,237 4,200,738 499,255 379,320
Expense reductions (Note 4 ) ............ — (313,477) (10,541) —
Expenses waived/paid by affiliates (Note 3f
and 3g) ........................... (1,131,848) (96,393) (267,081) (222,902)
Net expenses ...................... 41,985,389 3,790,868 221,633 156,418
Net investment income ............. 198,302,001 23,159,325 1,310,672 890,882

Templeton Income Trust
Financial Statements
Statements of Operations
(continued)
for the year ended December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $797,384,
$2,714, $– and $–, respectively)
Unaffiliated issuers ................... (789,223,268) (72,777,476) (3,331,566) (1,610,769)
Written options ........................ 834,672 73,101 21,059 —
Foreign currency transactions ............. (170,514) 363,279 38,482 17,147
Forward exchange contracts .............. (100,848,261) (12,528,709) (670,840) 398,432
Swap contracts ........................ (10,273) 3,564,458 — 23,747
Net realized gain (loss) ............... (889,417,644) (81,305,347) (3,942,865) (1,171,443)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 804,636,540 77,403,749 3,406,241 2,017,519
Translation of other assets and liabilities
denominated in foreign currencies ........ 2,030,836 99,403 17,142 (13,502)
Written options ........................ (765,573) (67,052) (11,379) —
Forward exchange contracts .............. (27,269,315) 2,879,641 (105,962) (19,454)
Swap contracts ........................ (3,541,328) (4,402,325) — (35,688)
Change in deferred taxes on unrealized
appreciation .......................... 286,956 (23,632) (3,165) (1,403)
Net change in unrealized appreciation
(depreciation) ...................... 775,378,116 75,889,784 3,302,877 1,947,472
Net realized and unrealized gain (loss) ......... (114,039,528) (5,415,563) (639,988) 776,029
Net increase (decrease) in net assets resulting from
operations ............................... $84,262,473 $17,743,762 $670,684 $1,666,911

Templeton Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Templeton Global Bond Fund Templeton Global Total Return Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $198,302,001 $293,122,594 $23,159,325 $42,049,612
Net realized gain (loss) ............ (889,417,644) (1,967,602,397) (81,305,347) (294,906,606)
Net change in unrealized appreciation
(depreciation) ................. 775,378,116 1,183,141,234 75,889,784 141,523,451
Net increase (decrease) in net
assets resulting from operations . 84,262,473 (491,338,569) 17,743,762 (111,333,543)
Distributions to shareholders from tax
return of capital:
Class A ........................ (87,631,543) (147,267,709) (10,472,012) (16,262,470)
Class C ........................ (3,364,075) (7,671,642) (861,024) (1,806,903)
Class R ........................ (3,786,612) (5,631,820) (158,874) (245,918)
Class R6 ....................... (27,194,776) (42,914,162) (2,742,516) (6,897,572)
Advisor Class ................... (84,914,085) (147,389,545) (9,353,531) (21,714,210)
Total distributions to shareholders ..... (206,891,091) (350,874,878) (23,587,957) (46,927,073)
Capital share transactions: (Note 2 )
Class A ........................ (342,146,530) (623,315,941) (35,981,845) (46,269,330)
Class C ........................ (44,528,498) (76,635,190) (6,040,379) (14,249,190)
Class R ........................ (9,215,517) (12,137,917) (533,137) (709,770)
Class R6 ....................... (119,805,664) (160,249,495) (15,407,824) (97,843,454)
Advisor Class ................... (484,817,735) (1,008,034,785) (80,522,967) (146,903,363)
Total capital share transactions ....... (1,000,513,944) (1,880,373,328) (138,486,152) (305,975,107)
Net increase (decrease) in net
assets ..................... (1,123,142,562) (2,722,586,775) (144,330,347) (464,235,723)
Net assets:
Beginning of year .................. 5,703,879,662 8,426,466,437 475,476,874 939,712,597
End of year ...................... $4,580,737,100 $5,703,879,662 $331,146,527 $475,476,874

Templeton Income Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

Templeton International Bond Fund
Templeton Sustainable Emerging Markets
Bond Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,310,672 $1,669,888 $890,882 $810,679
Net realized gain (loss) ............ (3,942,865) (1,797,781) (1,171,443) (2,853,848)
Net change in unrealized appreciation
(depreciation) ................. 3,302,877 (2,854,203) 1,947,472 9,762
Net increase (decrease) in net
assets resulting from operations . 670,684 (2,982,096) 1,666,911 (2,033,407)
Distributions to shareholders:
Class A ........................ — — (84,418) —
Class C ........................ — — (5,417) —
Class R ........................ — — (96) —
Class R6 ....................... — — (5,510) —
Advisor Class ................... — — (26,458) —
Distributions to shareholders from tax
return of capital:
Class A ........................ (515,901) (703,947) (539,635) (736,000)
Class C ........................ (26,251) (45,520) (34,628) (48,465)
Class R ........................ (2,309) (4,981) (617) (602)
Class R6 ....................... (237,283) (351,614) (35,221) (41,315)
Advisor Class ................... (597,995) (1,014,639) (169,124) (135,661)
Total distributions to shareholders ..... (1,379,739) (2,120,701) (901,124) (962,043)
Capital share transactions: (Note 2 )
Class A ........................ (1,767,961) (1,741,270) (1,648,339) (1,556,222)
Class C ........................ (167,563) (393,821) (82,387) (411,760)
Class R ........................ (62,315) 21,898 1,881 518
Class R6 ....................... (907,143) (1,636,131) 21,504 59,884
Advisor Class ................... (4,329,017) (5,744,903) 3,349,417 (962,377)
Total capital share transactions ....... (7,233,999) (9,494,227) 1,642,076 (2,869,957)
Net increase (decrease) in net
assets ..................... (7,943,054) (14,597,024) 2,407,863 (5,865,407)
Net assets:
Beginning of year .................. 36,990,216 51,587,240 14,004,245 19,869,652
End of year ...................... $29,047,162 $36,990,216 $16,412,108 $14,004,245

Templeton Income Trust

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Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Templeton Income Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of four
separate funds (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
apply the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Funds offer five classes of shares: Class A, Class C, Class R, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use
various techniques including industry standard option pricing models and proprietary discounted cash flow models to
determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of

Templeton Income Trust
Notes to Financial Statements

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Annual Report
the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,
whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination
by the counterparty may result in an immediate payment by
the Funds of any net liability owed to that counterparty under the ISDA agreement. At December 31,2023, Templeton
Sustainable Emerging Markets Bond Fund had OTC
derivatives in a net liability position for such contracts of
$2,449.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Funds' investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage and/or gain exposure to
certain foreign currencies. A forward exchange contract is
an agreement between the Fund and a counterparty to buy
or sell a foreign currency at a specific exchange rate on a
future date.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty
to exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time they are realized. At December 31, 2023, Templeton International
Bond Fund and Templeton Sustainable Emerging Markets
Bond Fund had no interest rate swap contracts.
Certain or all Funds purchased or wrote OTC option
contracts primarily to manage and/or gain exposure to
foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as
an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to
close the position is recorded as a realized gain or loss. At
December 31, 2023, Templeton Sustainable Emerging
Markets Bond Fund had no option contracts.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
See Note 10 regarding other derivative information.
d. Restricted Cash
At December 31, 2023, certain or all Funds held restricted
cash in connection with investments in certain derivative
securities. Restricted cash is held in a segregated account
with the Fund’s custodian and/or counterparty broker and is
reflected in the Statements of Assets and Liabilities.
e. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of December
31, 2023, each Fund has determined that no tax liability is
required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken
in future tax years). Open tax years are those that remain
subject to examination and are based on the statute of
limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statements of Operations.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Templeton Global Bond Fund
Templeton Global Total Return
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2023
Shares sold
a
................................... 16,788,608 $128,835,612 2,457,829 $17,433,776
Shares issued in reinvestment of distributions .......... 10,806,568 82,256,355 1,347,070 9,412,928
Shares redeemed ............................... (72,481,044) (553,238,497) (9,001,382) (62,828,549)
Net increase (decrease) .......................... (44,885,868) $(342,146,530) (5,196,483) $(35,981,845)
Year ended December 31, 2022
Shares sold
a
................................... 21,914,143 $180,832,868 3,961,719 $30,610,842
Shares issued in reinvestment of distributions .......... 16,970,881 138,439,645 1,928,306 14,641,467
Shares redeemed ............................... (116,371,457) (942,588,454) (11,931,163) (91,521,639)
Net increase (decrease) .......................... (77,486,433) $(623,315,941) (6,041,138) $(46,269,330)
Class C
Class C Shares:
Year ended December 31, 2023
Shares sold ................................... 936,834 $7,218,868 251,950 $1,760,687
Shares issued in reinvestment of distributions .......... 429,508 3,293,373 116,909 816,400
Shares redeemed
a
.............................. (7,135,146) (55,040,739) (1,225,966) (8,617,466)
Net increase (decrease) .......................... (5,768,804) $(44,528,498) (857,107) $(6,040,379)
Year ended December 31, 2022
Shares sold ................................... 1,122,006 $9,231,363 455,140 $3,357,318
Shares issued in reinvestment of distributions .......... 910,902 7,501,548 229,588 1,756,003
Shares redeemed
a
.............................. (11,358,734) (93,368,101) (2,539,227) (19,362,511)
Net increase (decrease) .......................... (9,325,826) $(76,635,190) (1,854,499) $(14,249,190)
Class R
1. Organization and Significant Accounting Policies
(continued)
g. Accounting Estimates
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
Templeton Global Bond Fund
Templeton Global Total Return
Fund
Shares Amount Shares Amount
Class R Shares:
Year ended December 31, 2023
Shares sold ................................... 2,035,880 $15,629,787 51,392 $353,086
Shares issued in reinvestment of distributions .......... 496,236 3,773,313 22,068 154,250
Shares redeemed ............................... (3,756,340) (28,618,617) (147,481) (1,040,473)
Net increase (decrease) .......................... (1,224,224) $(9,215,517) (74,021) $(533,137)
Year ended December 31, 2022
Shares sold ................................... 1,938,103 $15,936,832 57,905 $437,474
Shares issued in reinvestment of distributions .......... 687,678 5,603,555 31,532 239,283
Shares redeemed ............................... (4,039,305) (33,678,304) (175,234) (1,386,527)
Net increase (decrease) .......................... (1,413,524) $(12,137,917) (85,797) $(709,770)
Class R6
Class R6 Shares:
Year ended December 31, 2023
Shares sold ................................... 17,089,816 $129,888,898 1,010,419 $7,082,815
Shares issued in reinvestment of distributions .......... 3,102,075 23,522,497 388,246 2,713,078
Shares redeemed ............................... (36,417,767) (273,217,059) (3,743,053) (25,203,717)
Net increase (decrease) .......................... (16,225,876) $(119,805,664) (2,344,388) $(15,407,824)
Year ended December 31, 2022
Shares sold ................................... 15,219,413 $127,172,494 873,525 $6,670,920
Shares issued in reinvestment of distributions .......... 4,630,007 37,571,274 520,226 3,961,261
Shares redeemed ............................... (39,509,104) (324,993,263) (14,173,238) (108,475,635)
Net increase (decrease) .......................... (19,659,684) $(160,249,495) (12,779,487) $(97,843,454)
Advisor Class
Advisor Class Shares:
Year ended December 31, 2023
Shares sold ................................... 44,191,798 $342,231,062 4,798,084 $33,992,597
Shares issued in reinvestment of distributions .......... 10,322,392 78,205,060 1,183,926 8,306,842
Shares redeemed ............................... (119,736,254) (905,253,857) (17,587,265) (122,822,406)
Net increase (decrease) .......................... (65,222,064) $(484,817,735) (11,605,255) $(80,522,967)
Year ended December 31, 2022
Shares sold ................................... 76,607,293 $629,457,620 12,795,213 $99,705,549
Shares issued in reinvestment of distributions .......... 16,534,845 134,402,064 2,492,328 19,149,905
Shares redeemed ............................... (216,010,042) (1,771,894,469) (35,201,940) (265,758,817)
Net increase (decrease) .......................... (122,867,904) $(1,008,034,785) (19,914,399) $(146,903,363)
2. Shares of Beneficial Interest
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
Templeton International Bond
Fund
Templeton Sustainable Emerging
Markets Bond Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2023
Shares sold
a
................................... 176,012 $1,263,479 178,907 $891,602
Shares issued in reinvestment of distributions .......... 69,972 497,296 74,334 369,708
Shares redeemed ............................... (498,742) (3,528,736) (589,689) (2,909,649)
Net increase (decrease) .......................... (252,758) $(1,767,961) (336,448) $(1,648,339)
Year ended December 31, 2022
Shares sold
a
................................... 259,283 $1,896,749 162,956 $880,102
Shares issued in reinvestment of distributions .......... 89,343 671,735 92,915 480,302
Shares redeemed ............................... (574,823) (4,309,754) (564,983) (2,916,626)
Net increase (decrease) .......................... (226,197) $(1,741,270) (309,112) $(1,556,222)
Class C
Class C Shares:
Year ended December 31, 2023
Shares sold ................................... 9,598 $69,031 22,729 $113,919
Shares issued in reinvestment of distributions .......... 3,672 26,187 7,868 39,097
Shares redeemed
a
.............................. (36,434) (262,781) (47,156) (235,403)
Net increase (decrease) .......................... (23,164) $(167,563) (16,559) $(82,387)
Year ended December 31, 2022
Shares sold ................................... 17,080 $129,477 10,790 $58,274
Shares issued in reinvestment of distributions .......... 5,714 43,171 8,681 44,852
Shares redeemed
a
.............................. (74,848) (566,469) (95,122) (514,886)
Net increase (decrease) .......................... (52,054) $(393,821) (75,651) $(411,760)
Class R
Class R Shares:
Year ended December 31, 2023
Shares sold ................................... 2,637 $18,822 1,372 $6,800
Shares issued in reinvestment of distributions .......... 323 2,302 84 419
Shares redeemed ............................... (11,759) (83,439) (1,080) (5,338)
Net increase (decrease) .......................... (8,799) $(62,315) 376 $1,881
Year ended December 31, 2022
Shares sold ................................... 3,071 $22,995 49 $253
Shares issued in reinvestment of distributions .......... 666 4,981 61 312
Shares redeemed ............................... (840) (6,078) (10) (47)
Net increase (decrease) .......................... 2,897 $21,898 100 $518
Class R6
2. Shares of Beneficial Interest
(continued)

Templeton Income Trust
Notes to Financial Statements

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Templeton International Bond
Fund
Templeton Sustainable Emerging
Markets Bond Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended December 31, 2023
Shares sold ................................... 91,297 $658,561 35,434 $178,308
Shares issued in reinvestment of distributions .......... 33,109 234,914 8,174 40,731
Shares redeemed ............................... (253,592) (1,800,618) (39,363) (197,535)
Net increase (decrease) .......................... (129,186) $(907,143) 4,245 $21,504
Year ended December 31, 2022
Shares sold ................................... 86,993 $661,357 67,514 $380,036
Shares issued in reinvestment of distributions .......... 45,859 344,932 8,015 41,315
Shares redeemed ............................... (348,089) (2,642,420) (67,336) (361,467)
Net increase (decrease) .......................... (215,237) $(1,636,131) 8,193 $59,884
Advisor Class
Advisor Class Shares:
Year ended December 31, 2023
Shares sold ................................... 417,561 $3,030,354 908,772 $4,609,292
Shares issued in reinvestment of distributions .......... 79,887 568,764 38,205 192,024
Shares redeemed ............................... (1,109,022) (7,928,135) (287,953) (1,451,899)
Net increase (decrease) .......................... (611,574) $(4,329,017) 659,024 $3,349,417
Year ended December 31, 2022
Shares sold ................................... 1,425,417 $11,004,379 48,153 $265,788
Shares issued in reinvestment of distributions .......... 127,093 958,925 25,237 131,733
Shares redeemed ............................... (2,326,444) (17,708,207) (257,410) (1,359,898)
Net increase (decrease) .......................... (773,934) $(5,744,903) (184,020) $(962,377)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Templeton Asset Management Ltd (Asset Management) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
a. Management Fees
Templeton Global Bond Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Templeton Global Total Return Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Templeton International Bond Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Templeton Sustainable Emerging Markets Bond Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Annualized Fee Rate Net Assets
0.650% Up to and including $200 million
0.585% Over $200 million, up to and including $700 million
0.550% Over $700 million, up to and including $1.2 billion
0.525% Over $1.2 billion, up to and including $1.3 billion
0.475% Over $1.3 billion, up to and including $35 billion
0.470% Over $35 billion, up to and including $50 billion
0.465% Over $50 billion, up to and including $65 billion
0.460% Over $65 billion, up to and including $80 billion
0.455% In excess of $80 billion
Annualized Fee Rate Net Assets
0.700% Up to and including $200 million
0.650% Over $200 million, up to and including $1.3 billion
0.600% Over $1.3 billion, up to and including $2.5 billion
0.585% Over $2.5 billion, up to and including $5 billion
0.575% Over $5 billion, up to and including $10 billion
0.565% In excess of $10 billion
Annualized Fee Rate Net Assets
0.700% Up to and including $200 million
0.650% Over $200 million, up to and including $1.3 billion
0.600% In excess of $1.3 billion
Annualized Fee Rate Net Assets
0.850% Up to and including $500 million
0.800% Over $500 million, up to and including $1 billion
0.750% Over $1 billion
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
For the year ended December 31, 2023, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
Under a subadvisory agreement, Asset Management, an affiliate of Advisers, provides subadvisory services to Templeton
Sustainable Emerging Markets Bond Fund. The subadvisory fee is paid by Advisers, based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plan, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
For Templeton International Bond Fund the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Gross effective investment management fee rate ........ 0.501% 0.675% 0.700%
Templeton
Sustainable
Emerging
Markets Bond
Fund
Gross effective investment management fee rate ........ 0.850%
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Class A ............................... 0.25% 0.25% 0.35% 0.25%
Class C ............................... 0.65% 0.65% 0.65% 0.65%
Class R ............................... 0.50% 0.50% 0.50% 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended December 31, 2023, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended December 31, 2023, investments in affiliated management investment companies were as follows:
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $14,797 $1,247 $238 $288
CDSC retained ........................... $14,845 $348 $1 $932
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Transfer agent fees ........................ $2,614,933 $262,749 $31,062 $11,685
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Templeton International Bond Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.74% and for Class R6 do not exceed 0.60% based on the average net assets of each class until April 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Templeton Sustainable Emerging Markets Bond Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $428,932,984 $2,862,307,482 $(2,929,792,392) $— $— $361,448,074 361,448,074 $13,537,953
Total Affiliated Securities ... $428,932,984 $2,862,307,482 $(2,929,792,392) $— $— $361,448,074 $13,537,953
Templeton Global Total Return Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $36,021,294 $277,549,367 $(297,210,925) $— $— $16,359,736 16,359,736 $1,132,893
Total Affiliated Securities ... $36,021,294 $277,549,367 $(297,210,925) $— $— $16,359,736 $1,132,893
Templeton International Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $10,620,409 $16,243,756 $(22,046,353) $— $— $4,817,812 4,817,812 $348,513
Total Affiliated Securities ... $10,620,409 $16,243,756 $(22,046,353) $— $— $4,817,812 $348,513
Templeton Sustainable Emerging Markets Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $706,837 $9,814,591 $(9,923,103) $— $— $598,325 598,325 $51,579
Total Affiliated Securities ... $706,837 $9,814,591 $(9,923,103) $— $— $598,325 $51,579
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.89% based on the average net assets of each class until April 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until April 30, 2024.
h. Other Affiliated Transactions
At December 31, 2023, Advisers owned 24.9% of Templeton Sustainable Emerging Markets Bond Fund's outstanding shares.
4. Expense Offset Arrangement
Templeton Global Total Return Fund and Templeton International Bond Fund ha d previously entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds'
custodian expenses. During the year ended December 31 , 2023, the custodian fees were reduced as noted in the Statements of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2023, the capital loss carryforwards were as follows:
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 88,242,583 $ 9,548,082 $ 4,811,786 $ 1,151,281
Long term ............................. 2,515,761,911 555,124,481 19,419,225 2,589,271
Total capital loss carryforwards ............ $2,604,004,494 $564,672,563 $24,231,011 $3,740,552
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
The tax character of distributions paid during the years ended December 31, 2023 and 2022, was as follows:
At December 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, payments-in-kind, bond discounts and premiums, tax straddles, derivative financial instruments and net operating losses.
In accordance with U.S. GAAP permanent differences are reclassified among capital accounts to reflect their tax character. At the year ended December 31, 2023, such reclassifications were as follows:
Templeton Global Bond Fund Templeton Global Total Return Fund
2023 2022 2023 2022
Distributions paid from:
Return of capital ......................... $206,891,091 $350,874,878 $23,587,957 $46,927,073
Templeton International Bond Fund
Templeton Sustainable Emerging
Markets Bond Fund
2023 2022 2023 2022
Distributions paid from:
Ordinary income ........................ $— $— $121,899 $—
Return of capital ......................... 1,379,739 2,120,701 779,225 962,043
$1,379,739 $2,120,701 $901,124 $962,043
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
a a a a a
Cost of investments ....................... $4,582,485,043 $434,923,951 $29,489,148 $16,858,001
Unrealized appreciation ..................... $184,926,605 $15,560,189 $1,043,217 $833,344
Unrealized depreciation ..................... (259,724,243) (125,824,398) (1,584,095) (1,612,639)
Net unrealized appreciation (depreciation) ....... $(74,797,638) $(110,264,209) $(540,878) $(779,295)
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
1 1 1 1
Paid-in Capital. ......................... $(499,248,598) $(39,811,175) $(1,553,345)
Total distributable earnings (loss) ............ 499,248,598 39,811,175  1,553,345
5. Income Taxes
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2023, were as follows:
7. Credit Risk and Defaulted Securities
At December 31, 2023, certain or all Funds had a portion of their portfolio invested in high yield securities or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Templeton Global Total Return Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At December 31, 2023, the aggregate value of these securities was $2,170,060, representing 0.7% of the
Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of
Investments.
8. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
9. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Purchases .............................. $4,293,795,991 $254,496,176 $19,213,699 $12,863,037
Sales .................................. $4,820,342,820 $352,488,557 $18,217,164 $11,447,085
Templeton
Global
Bond Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Credit risk ..................................... 8.8% 24.6% 8.4% 28.3%

Templeton Income Trust
Notes to Financial Statements

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Annual Report
At December 31, 2023, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
10. Other Derivative Information
At December 31, 2023, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Total Return Fund
434,200,485
a
K2016470219 South Africa Ltd., A ............... 2/22/11 - 2/01/17 $ 1,608,225 $ —
50,014,925
a
K2016470219 South Africa Ltd., B ............... 2/01/17 37,134 —
Total Restricted Securities (Value is —% of Net Assets) .............. $1,645,359 $—
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Templeton Sustainable Emerging Markets Bond Fund
2,171,539
a
K2016470219 South Africa Ltd., A ............... 5/16/13 - 2/01/17 $ 14,538 $ —
619,903
a
K2016470219 South Africa Ltd., B ............... 2/01/17 460 —
450,660
Reventazon Finance Trust, Senior Secured Bond, 144A,
8%, 11/15/33 .............................. 12/18/13 450,660 450,124
Total Restricted Securities (Value is 2.7% of Net Assets) .............. $465,658 $450,124
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $
0
as of December 31, 2023.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Bond Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
$ 4,227,049
a
Variation margin on centrally
cleared swap contracts
$ 7,768,377
a
Foreign exchange contracts ..
Investments in securities, at value 5,208,229
b
Options written, at value 5,263,311
Unrealized appreciation on OTC
forward exchange contracts
60,716,440 Unrealized depreciation on OTC
forward exchange contracts
12,890,002
Total .................... $70,151,718 $25,921,690
9. Restricted Securities
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Total Return Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
$ — Variation margin on centrally
cleared swap contracts
$ 144,250
a
Foreign exchange contracts ..
Investments in securities, at value 456,239
b
Options written, at value 461,038
Unrealized appreciation on OTC
forward exchange contracts
4,985,794 Unrealized depreciation on OTC
forward exchange contracts
985,850
Total .................... $5,442,033 $1,591,138
Templeton International Bond Fund
Foreign exchange contracts ..
Investments in securities, at value 77,416
b
Options written, at value 78,233
Unrealized appreciation on OTC
forward exchange contracts
436,801 Unrealized depreciation on OTC
forward exchange contracts
54,796
Total .................... $514,217 $133,029
Templeton Sustainable Emerging Markets Bond Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
90,292 Unrealized depreciation on OTC
forward exchange contracts
28,716
Total .................... $90,292 $28,716
a
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedules of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
Purchased option contracts are included in investments in securities, at value in the Statements of Assets and Liabilities.
10. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
For the year ended December 31, 2023, the effect of derivative contracts in the Statements of Operations was as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Templeton Global Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts $(10,273) Swap contracts $(3,541,328)
Foreign exchange contracts .....
Investments (3,542,797)
a
Investments (1,818,744)
a
Written options 834,672 Written options (765,573)
Forward exchange contracts (100,848,261) Forward exchange contracts (27,269,315)
Total ....................... $(103,566,659) $(33,394,960)
Templeton Global Total Return Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts 3,564,458 Swap contracts (4,402,325)
Foreign exchange contracts .....
Investments (310,327)
a
Investments (159,320)
a
Written options 73,101 Written options (67,052)
Forward exchange contracts (12,528,709) Forward exchange contracts 2,879,641
Total ....................... $(9,201,477) $(1,749,056)
Templeton International Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Investments (46,523)
a
Investments (28,309)
a
Written options 21,059 Written options (11,379)
Forward exchange contracts (670,840) Forward exchange contracts (105,962)
Total ....................... $(696,304) $(145,650)
Templeton Sustainable Emerging Markets Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts 23,747 Swap contracts (35,688)
Foreign exchange contracts .....
Forward exchange contracts 398,432 Forward exchange contracts (19,454)
Total ....................... $422,179 $(55,142)
10. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
For the year ended December 31, 2023, the average month end notional amount of options and swap contracts, and the average month end contract value for forward exchange contracts, were as follows:
At December 31, 2023, the Funds' OTC derivative assets and liabilities are as follows:
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statements of Operations.
Templeton
Global Bond
Fund
Templeton Global
Total Return Fund
Templeton
International Bond
Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Swap c ontracts ........................................................... $229,460,000
$15,163,385 $—
$173,846
Forward exchange contracts ...................................... 2,932,585,616
289,572,070 21,284,695
5,818,116
Options ....................................................................... 237,788,308
20,829,308 3,534,462
—
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Global Bond Fund
Forward exchange contracts ............................. $ 60,716,440 $ 12,890,002
Options purchased ..................................... 5,208,229 —
Options written ........................................ — 5,263,311
Total ............................................. $65,924,669 $18,153,313
Templeton Global Total Return Fund
Forward exchange contracts ............................. 4,985,794 985,850
Options purchased ..................................... 456,239 —
Options written ........................................ — 461,038
Total ............................................. $5,442,033 $1,446,888
Templeton International Bond Fund
Forward exchange contracts ............................. 436,801 54,796
Options purchased ..................................... 77,416 —
Options written ........................................ — 78,233
Total ............................................. $514,217 $133,029
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
10. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
At December 31, 2023, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
a
Net Amount
(Not less
than zero)
Templeton Global Bond Fund
Counterparty
BNDP ................... $8,448,315 $— $(8,393,560) $— $54,755
BOFA .................... 10,508,170 (576,024) (7,841,161) (1,660,000) 430,985
BZWS ................... 5,208,229 (5,208,229) — — —
CITI ..................... 2,640,537 (1,802,078) — (730,000) 108,459
DBAB ................... 7,950,281 — (6,981,203) — 969,078
GSCO ................... 1,077,474 — — (930,000) 147,474
HSBK ................... 3,245,724 (651,249) — (2,594,475) —
JPHQ ................... 7,911,161 (356,757) (4,980,197) (2,190,000) 384,207
MSCO ................... 18,934,778 (9,503,894) (8,840,588) — 590,296
Total ................... $65,924,669 $(18,098,231) $ (37,036,709) $(8,104,475) $2,685,254
Templeton Global Total Return Fund
Counterparty
BNDP ................... 144,623 — — — 144,623
BOFA .................... 169,953 — (166,566) — 3,387
BZWS ................... 456,239 (456,239) — — —
CITI ..................... 14,802 — — — 14,802
DBAB ................... 1,213,976 — (1,213,976) — —
HSBK ................... 23,604 (11,795) — — 11,809
JPHQ ................... 713,127 — (552,864) — 160,263
MSCO ................... 2,705,709 (974,055) (1,454,138) — 277,516
Total ................... $5,442,033 $(1,442,089) $ (3,387,544) $— $612,400
2
10. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
At December 31, 2023, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Templeton International Bond Fund
Counterparty
BNDP ................... $9,734 $— $— $— $9,734
BOFA .................... 26,584 (2,075) — — 24,509
BZWS ................... 77,416 (77,416) — — —
CITI ..................... 190,595 (46,015) — — 144,580
DBAB ................... 75,301 — — — 75,301
GSCO ................... 79,095 — — — 79,095
HSBK ................... 40,050 (4,095) — — 35,955
JPHQ ................... 15,442 (2,611) — — 12,831
Total ................... $514,217 $(132,212) $ — $— $382,005
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
a
Net Amount
(Not less
than zero)
Templeton Global Bond Fund
Counterparty
BNDP ................... $— $— $— $— $—
BOFA .................... 576,024 (576,024) — — —
BZWS ................... 5,263,311 (5,208,229) — (193) 54,889
CITI ..................... 1,802,078 (1,802,078) — — —
DBAB ................... — — — — —
GSCO ................... — — — — —
HSBK ................... 651,249 (651,249) — — —
JPHQ ................... 356,757 (356,757) — — —
MSCO ................... 9,503,894 (9,503,894) — — —
Total ................... $18,153,313 $(18,098,231) $— $(193) $54,889
10. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 104 .
11. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 2, 2024, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 31, 2025, for a total of $2.675 billion.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Templeton Global Total Return Fund
Counterparty
BNDP ................... $— $— $— $— $—
BOFA .................... — — — — —
BZWS ................... 461,038 (456,239) — — 4,799
CITI ..................... — — — — —
DBAB ................... — — — — —
HSBK ................... 11,795 (11,795) — — —
JPHQ ................... — — — — —
MSCO ................... 974,055 (974,055) — — —
Total ................... $1,446,888 $(1,442,089) $— $— $4,799
Templeton International Bond Fund
Counterparty
BNDP ................... — — — — —
BOFA .................... 2,075 (2,075) — — —
BZWS ................... 78,233 (77,416) — — 817
CITI ..................... 46,015 (46,015) — — —
DBAB ................... — — — — —
GSCO ................... — — — — —
HSBK ................... 4,095 (4,095) — — —
JPHQ ................... 2,611 (2,611) — — —
Total ................... $133,029 $(132,212) $— $— $817
a
At December 31, 2023, the Fund received U.S. Treasury Bonds and Notes and U.S. Inflation-Linked Gilt Bonds, as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
10. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2023, the
Funds did not use the Global Credit Facility.
12. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2023, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Bond Fund
Assets:
Investments in Securities:
a
Foreign Government and Agency Securities .... $ — $ 3,397,642,268 $ — $ 3,397,642,268
U.S. Government and Agency Securities ....... — 472,204,027 — 472,204,027
Options purchased ....................... — 5,208,229 — 5,208,229
Short Term Investments ................... 361,448,074 232,163,008 — 593,611,082
Total Investments in Securities ........... $361,448,074 $4,107,217,532 $— $4,468,665,606
Other Financial Instruments:
Forward exchange contracts ............... $— $60,716,440 $— $60,716,440
Swap contracts ......................... — 4,227,049 — 4,227,049
Total Other Financial Instruments ......... $— $64,943,489 $— $64,943,489
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 5,263,311 $ — $ 5,263,311
Forward exchange contracts ................ — 12,890,002 — 12,890,002
Swap contracts .......................... — 7,768,377 — 7,768,377
Total Other Financial Instruments ......... $— $25,921,690 $— $25,921,690
11. Credit Facility
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Templeton Global Total Return Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ — $ — $ —
b
$ —
Corporate Bonds ........................ — — —
b
—
Foreign Government and Agency Securities .... — 273,672,308 — 273,672,308
U.S. Government and Agency Securities ....... — 23,997,743 — 23,997,743
Escrows and Litigation Trusts ............... — — —
b
—
Options purchased ....................... — 456,239 — 456,239
Short Term Investments ................... 16,359,736 6,779,060 — 23,138,796
Total Investments in Securities ........... $16,359,736 $304,905,350 $— $321,265,086
Other Financial Instruments:
Forward exchange contracts ............... $— $4,985,794 $— $4,985,794
Total Other Financial Instruments ......... $— $4,985,794 $— $4,985,794
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 461,038 $ — $ 461,038
Forward exchange contracts ................ — 985,850 — 985,850
Swap contracts .......................... — 144,250 — 144,250
Total Other Financial Instruments ......... $— $1,591,138 $— $1,591,138
Templeton International Bond Fund
Assets:
Investments in Securities:
a
Foreign Government and Agency Securities .... $— $21,418,727 $— $21,418,727
Options purchased ....................... — 77,416 — 77,416
Short Term Investments ................... 4,817,812 2,330,543 — 7,148,355
Total Investments in Securities ........... $4,817,812 $23,826,686 $— $28,644,498
Other Financial Instruments:
Forward exchange contracts ............... $— $436,801 $— $436,801
Total Other Financial Instruments ......... $— $436,801 $— $436,801
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $78,233 $ — $78,233
Forward exchange contracts ................ — 54,796 — 54,796
Total Other Financial Instruments ......... $— $133,029 $— $133,029
Templeton Sustainable Emerging Markets Bond Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $— $— $—
b
$—
Corporate Bonds ........................ — — 450,124
b
450,124
Foreign Government and Agency Securities .... — 14,968,681 — 14,968,681
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 598,325 — — 598,325
Total Investments in Securities ........... $598,325 $14,968,681 $450,124 $16,017,130
Other Financial Instruments:
Forward exchange contracts ............... $— $90,292 $— $90,292
Total Other Financial Instruments ......... $— $90,292 $— $90,292
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $— $28,716 $— $28,716
Total Other Financial Instruments ......... $— $28,716 $— $28,716
12. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2023, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of December 31, 2023, are as follows:
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
Balance at
Beginning of
Year Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Templeton Sustainable Emerging Markets Bond Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa .. $ —
b
$ — $ — $ — $ — $ — $ — $ — $ —
b
$ —
Corporate Bonds :
Costa Rica ... 450,492 — (27,240) — — — — 26,872 450,124 25,305
South Africa .. —
b
— — — — — — — —
b
—
Escrows and
Litigation Trusts —
b
— — — — — — — —
b
—
Total Investments in
Securities ....... $450,492 $— $(27,240) $— $— $— $— $26,872 $450,124 $25,305
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
b
Includes financial instruments determined to have no value.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Templeton Sustainable
Emerging Markets Bond
Fund
Assets:
Investments in Securities:
Corporate Bonds:
Costa Rica
..........
$450,124 Discounted cash flow Discount rate
(
b
)
8.1% Decrease
All Other
............
—
c
Total
...............
$450,124
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS spread, and an incremental issuer credit spread combined to arrive at an 8% yield on issue date for an 8% coupon bond issued at par. The incremental issuer spread is further adjusted to reflect the current market spread for similar credits above the Costa
Rican credit spread.
c
Includes financial instruments determined to have no value.
12. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
13. Subsequent Events
The Fund s ha ve evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
COP
Colombian Peso
CZK
Czech Koruna
EUR
Euro
GHS
Ghanaian Cedi
HUF
Hungarian Forint
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
MYR
Malaysian Ringgit
NOK
Norwegian Krone
RSD
Serbian Dinar
SGD
Singapore Dollar
THB
Thai Baht
UYU
Uruguayan Peso
Selected Portfolio
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 5.38%

Templeton Income Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Templeton Income Trust and Shareholders of Templeton Global Bond Fund, Templeton Global
Total Return Fund, Templeton International Bond Fund and Templeton Sustainable Emerging Markets Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Templeton
Global Bond Fund, Templeton Global Total Return Fund, Templeton International Bond Fund and Templeton Sustainable
Emerging Markets Bond Fund (constituting Templeton Income Trust, hereafter collectively referred to as the "Funds") as of December 31, 2023, the related statements of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the
Funds as of December 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Income Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2023:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended December 31, 2023:
Pursuant to:
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
Sustainable
Emerging Markets
Bond Fund
Section 163(j) Interest Dividends Earned §163(j) — — $864,240
Interest Earned from Federal Obligations Note (1) $23,382,297 $754,005 —
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging Markets
Bond Fund
Foreign Taxes Paid $7,805,197 $414,624 $26,531 $12,497
Foreign Source Income Earned $195,319,238 $22,911,167 $1,101,227 $746,770

Templeton Income Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 118 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 29 Ares Strategic Income Fund
(closed-end investment
management company)
(September 2022-present); Ares
Capital Corporation (specialty
finance company) (2010-present),
United Natural Foods, Inc. (food
distribution) (2013-present),
formerly , Navient Corporation (loan
management, servicing and asset
recovery) (2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Terrence J. Checki (1945) Trustee Since January 2023 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2016 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Income Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
2001 and Lead
Independent
Trustee since 2007
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023);Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2005 29 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2005 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Income Trust

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 2003 19 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson (1961)
2
Chairman of
the Board,
Trustee and Vice
President
Chairman of the
Board and Vice
President since 2023
and Trustee since 2007
128 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
(1940)
3
Trustee Since 2013 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Michael Hasenstab, Ph.D.
(1973)
President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, Franklin Advisers, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

Templeton Income Trust

franklintempleton.com
Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Susan Kerr (1949) Vice President -
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors; and officer of certain funds in the Franklin Templeton/
Legg Mason fund complex.
Christopher Kings (1974) Chief Executive
Officer - Finance
and Administration
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President since
2015 and Secretary
since June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January
2024
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Christine Zhu (1975) Vice President Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; and officer of three of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Templeton Income Trust

franklintempleton.com
Annual Report
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Templeton Income Trust
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

TINT A 02/24
© 2024 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Templeton Income Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $329,485 for the fiscal year ended December 31, 2023 and $351,385 for the fiscal year ended December 31, 2022.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended December 31, 2023 and $70,000 for the fiscal year ended December 31, 2022. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $163,926 for the fiscal year ended December 31, 2023 and $240,211 for the fiscal year ended December 31, 2022. The services for which these fees were paid included professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with a license for accounting and business knowledge platform Viewpoint, fees in connection with a license for employee development tool ProEdge, professional fees relating to security counts and professional fees in connection with SOC 1 Reports.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $233,926 for the fiscal year ended December 31, 2023 and $310,211 for the fiscal year ended December 31, 2022.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee
of Listed Registrants.
N/A

Item 6. Schedule of Investments.
N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.         N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                                               N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INCOME TRUST

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  February 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  February 26, 2024

By S\JEFFREY WHITE______________________
      Jeffrey White
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  February 26, 2024